                         UBS U.S. LARGE CAP EQUITY FUND

Dear Shareholder:

    Enclosed is a Notice of a Special Meeting of Shareholders (the "Meeting") of the UBS U.S. Large Cap Equity Fund (the "Large Cap Fund"), which is a series of The UBS Funds (the "Trust"). The Meeting has been called for September 25, 2002 at 10:00 a.m., Eastern time, at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114. The accompanying Prospectus/Proxy Statement describes a proposal being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card or by telephone or via the Internet.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                        RETURN THE ENCLOSED PROXY CARD!

    The Meeting is important. You are being asked to consider and approve a Plan of Reorganization that would result in your shares of the Large Cap Fund being exchanged for shares of another series of the Trust called the UBS U.S. Value Equity Fund (the "Value Fund"). If the shareholders of the Large Cap Fund approve the proposal, the Value Fund will acquire substantially all of the assets, subject to the liabilities, of the Large Cap Fund and you will receive shares of the Value Fund equal in value to your investment in shares of the Large Cap Fund. You would no longer be a shareholder of the Large Cap Fund and, instead, you would be a shareholder of the Value Fund.

    As described in the Prospectus/Proxy Statement, the Value Fund and Large Cap Fund have an identical investment objective and substantially similar investment policies. The Value Fund, like the Large Cap Fund, is managed by UBS Global Asset Management (Americas) Inc. The transaction is being proposed in order to enhance the distribution of fund shares by eliminating redundant investment products managed by the same investment advisor. The transaction is also being proposed for the purpose of creating a fund with a larger asset base, which is expected to provide a better opportunity for positive investment performance. In addition, a larger fund should be better able to achieve certain economies of scale in the future.

    Please take the time to review the entire Prospectus/Proxy Statement and vote now! Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone or via the Internet. If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

    Thank you for your prompt attention and participation.

                                          Very truly yours,

                                          /s/ Brian M. Storms

                                          Brian M. Storms
                                          PRESIDENT

                         UBS U.S. LARGE CAP EQUITY FUND
                          (A SERIES OF THE UBS FUNDS)

                             One North Wacker Drive
                            Chicago, Illinois 60606

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        TO BE HELD ON SEPTEMBER 25, 2002

To the Shareholders:

    NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the "Meeting") of UBS U.S. Large Cap Equity Fund (the "Large Cap Fund"), a series of The UBS Funds (the "Trust"), has been called by the Board of Trustees of the Trust and will be held at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, on September 25, 2002 at 10:00 a.m., Eastern time. The Meeting is being called for the following purposes:

        1. To vote on a Plan of Reorganization with respect to the Large Cap Fund and UBS U.S. Value Equity Fund (the "Value Fund"), both series of the Trust, that provides for: (i) the acquisition of substantially all of the assets, subject to the liabilities, of the Large Cap Fund in exchange for shares of the Value Fund; (ii) the PRO RATA distribution of shares of the Value Fund to the shareholders of the Large Cap Fund; and (iii) the liquidation and dissolution of the Large Cap Fund.

        2. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

    The transaction contemplated by the Plan of Reorganization is described in the attached Prospectus/ Proxy Statement. A copy of the form of Plan of Reorganization is attached as Exhibit A to the Prospectus/ Proxy Statement.

    Shareholders of record of the Large Cap Fund as of the close of business on July 19, 2002 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL IN THE ENCLOSED POSTAGE-PAID ENVELOPE OR BY VOTING BY TELEPHONE OR VIA THE INTERNET. YOUR VOTE IS IMPORTANT.

                                          By Order of the Board of Trustees,

                                          Amy R. Doberman
                                          Secretary

AUGUST 5, 2002

TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU PREFER, YOU MAY INSTEAD VOTE BY TELEPHONE OR VIA THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           PROSPECTUS/PROXY STATEMENT

                                 JULY 29, 2002

                          ACQUISITION OF THE ASSETS OF
                         UBS U.S. LARGE CAP EQUITY FUND

                        BY AND IN EXCHANGE FOR SHARES OF
                           UBS U.S. VALUE EQUITY FUND

                        (EACH A SERIES OF THE UBS FUNDS)
                             ONE NORTH WACKER DRIVE
                            CHICAGO, ILLINOIS 60606
                                 (800) 647-1568

    This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the "Meeting") of UBS U.S. Large Cap Equity Fund (the "Large Cap Fund"), a series of The UBS Funds (the "Trust"), which is being called to approve or disapprove a Plan of Reorganization (the "Plan").

    The Meeting will be held at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, on September 25, 2002 at 10:00 a.m., Eastern time. The Board of Trustees of the Trust (the "Trustees" or the "Board"), on behalf of the Large Cap Fund, is soliciting these proxies. This Prospectus/Proxy Statement initially will be sent to shareholders of the Large Cap Fund on or about August 5, 2002.

    If shareholders of the Large Cap Fund vote to approve the Plan, substantially all of the assets, subject to the liabilities, of the Large Cap Fund will be acquired by UBS U.S. Value Equity Fund (the "Value Fund"), another series of Trust, in exchange for shares of the Value Fund. Shareholders of each class of the Large Cap Fund (Class A, Class B, Class C and Class Y) will receive shares of the corresponding class of the Value Fund (Class A, Class B, Class C or Class Y) equal in value to their investment in the Large Cap Fund. The Large Cap Fund will then be liquidated.

    The Value Fund and Large Cap Fund (each a "Fund," and collectively, the "Funds") have an identical investment objective, which is to maximize total return, consisting of capital appreciation and current income.

    This Prospectus/Proxy Statement provides the information about the Value Fund that you should know before investing. You should retain it for future reference. A Statement of Additional Information, dated July 29, 2002, relating to this Prospectus/Proxy Statement (the "SAI"), contains more information about the Value Fund, the Large Cap Fund and the proposed reorganization. The SAI has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. You can request a free copy of the SAI by calling 1-800-647-1568, or writing to the Trust at 51 West 52nd Street, New York, New York 10019-6114.

    The Prospectus of the Funds, dated November 5, 2001 (as revised April 8,
2002) and as supplemented through the date hereof (the "Prospectus"), is incorporated by reference and accompanies this Prospectus/ Proxy Statement. The Statement of Additional Information, relating to the Prospectus, dated
November 5, 2001 (as revised April 8, 2002) and as supplemented through the date hereof, has been filed with the SEC and is incorporated herein by reference into this Prospectus/Proxy Statement. The Annual Report to Shareholders of the Large Cap Fund, dated June 30, 2001 ("Large Cap Fund Annual Report"), has also been filed with the SEC and is incorporated herein by reference. You can request a free copy of any of the documents described above by calling 1-800-647-1568, or by writing to the Trust at 51 West 52nd Street, New York, New York 10019-6114.

    LIKE ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                           PROSPECTUS/PROXY STATEMENT

                               TABLE OF CONTENTS

                                                    PAGE
                                                    ----
COVER PAGES                                         Cover
SUMMARY...........................................      2
  What is the purpose of the proposal?............      2
  How will the shareholder voting be handled?.....      2
  What are the general tax consequences of the
    Transaction?..................................      3
COMPARISONS OF SOME IMPORTANT FEATURES............      3
  How do the investment objectives and policies of
    the Funds compare?............................      3
  What are the risks of investments in the
    Funds?........................................      3
  Who manages the Funds?..........................      3
  What are the fees and expenses of each Fund and
    what might they be after the Transaction?.....      4
  Where can I find more financial information
    about the Funds?..............................      6
  What are other key features of the Funds?.......      9
    Administrative, Transfer Agency, Accounting
     and Custody Services.........................      9
    Distribution Services and Rule 12b-1 Plans....      9
    Purchase, Exchange and Redemption
     Procedures...................................     10
    Dividends, Distributions and Taxes............     12
REASONS FOR THE TRANSACTION.......................     12
INFORMATION ABOUT THE TRANSACTION.................     13
  How will the Transaction be carried out?........     13
  Who will pay the expenses of the Transaction?...     14
  What are the tax consequences of the
    Transaction?..................................     14
  What should I know about the Value Fund
    Shares?.......................................     14
  How do shareholder rights and obligations of the
    Funds compare?................................     14
  What are the capitalizations of the Funds and
    what might the capitalization be after the
    Transaction?..................................     15
COMPARISON OF INVESTMENT OBJECTIVES AND
  POLICIES........................................     16
  Are there any significant differences between
    the investment objectives and policies of the
    Funds?........................................     16
  What are the principal risk factors associated
    with investments in the Funds?................     18
  What are the other risk factors associated with
    investments in the Funds?.....................     19
VOTING INFORMATION................................     19
  How many votes are necessary to approve the
    Plan?.........................................     19
  How do I ensure my vote is accurately
    recorded?.....................................     19
  Can I revoke my proxy?..........................     20
  What other matters will be voted upon at the
    Meeting?......................................     20
  Who is entitled to vote?........................     20
  What other solicitations will be made?..........     20
  INFORMATION ABOUT THE VALUE FUND................     20
  INFORMATION ABOUT THE LARGE CAP FUND............     21
  INFORMATION ABOUT EACH FUND.....................     21
  PRINCIPAL HOLDERS OF SHARES.....................     21
  EXHIBITS........................................     26

                                    SUMMARY

    This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit
A), Performance Information for the Large Cap Fund (attached as Exhibit B) and the Funds' Prospectus (included as Exhibit C).

WHAT IS THE PURPOSE OF THE PROPOSAL?

    The Board has approved the Plan for the Large Cap Fund and recommends that shareholders of the Large Cap Fund vote to approve the Plan. If shareholders of the Large Cap Fund approve the Plan, substantially all of the assets, subject to the liabilities, of the Large Cap Fund will be transferred to the Value Fund in exchange for an equal value of shares of the Value Fund. The shares of the Value Fund will then be distributed to the Large Cap Fund's shareholders. Shareholders of the Large Cap Fund will receive Class A shares of the Value Fund ("Value Fund Class A Shares") equal in value to their investment in Class A shares of the Large Cap Fund ("Large Cap Fund Class A Shares"), Class B shares of the Value Fund ("Value Fund Class B Shares") equal in value to their investment in Class B shares of the Large Cap Fund ("Large Cap Fund Class B Shares"), Class C shares of the Value Fund ("Value Fund Class C Shares") equal in value to their investment in Class C shares of the Large Cap Fund ("Large Cap Fund Class C Shares"), or Class Y shares of the Value Fund ("Value Fund Class Y Shares") equal in value to their investment in Class Y shares of the Large Cap Fund ("Large Cap Fund Class Y Shares"), as applicable. The Large Cap Fund will then be liquidated. As a result of the proposed transaction, you will cease to be a shareholder of the Large Cap Fund and you will become a shareholder of the Value Fund. This exchange will occur on a date determined by the Board. This proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction."

    Like the Large Cap Fund, the Value Fund is a series of the Trust and is managed by UBS Global Asset Management (Americas) Inc. The Value Fund's investment objective is identical to the investment objective of the Large Cap Fund, and the investment policies of the Funds are substantially similar.

    For the reasons set forth below under "Reasons for the Transaction," the Board has concluded that the Transaction is in the best interests of the Large Cap Fund, the Value Fund and their respective shareholders. The Board also concluded that no dilution in value would result to the shareholders of the Large Cap Fund or the shareholders of the Value Fund as a result of the Transaction.

                              THE BOARD RECOMMENDS
                       THAT YOU VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders of the Large Cap Fund who own shares at the close of business on July 19, 2002 (the "Record Date") will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the reorganization of the Large Cap Fund into the Value Fund, a majority (as defined under the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting shares of the Large Cap Fund must vote in favor of the Plan.

    Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may cast your vote by completing and signing the enclosed proxy card or by telephone or via the Internet. If you return your signed proxy card or vote by telephone or via the Internet, your vote will be officially cast at the Meeting by the persons appointed as proxies. You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE TRANSACTION?

    It is expected that shareholders of the Large Cap Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the Value Fund. You should, however, consult your tax advisor regarding the effect of the Transaction, if any, in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about the tax consequences in this Prospectus/Proxy Statement relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information about the Transaction -- What are the tax consequences of the Transaction?"

COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS COMPARE?

    The Large Cap Fund and the Value Fund are each considered a diversified fund under the 1940 Act. The Large Cap Fund and the Value Fund also have an identical investment objective. As its investment objective, each Fund seeks to maximize total return, consisting of capital appreciation and current income. Each Fund's investment objective cannot be changed without shareholder approval.

    Both Funds seek to achieve their objective by investing their assets in the equity securities of U.S. issuers. Under normal circumstances, the Value Fund must invest at least 80% of its net assets in U.S. equity securities. Under normal circumstances, the Large Cap Fund invests at least 80% of its net assets in equity securities of U.S. large capitalization companies. Therefore, the primary difference between the Funds is that the Large Cap Fund is required to invest a significant portion of its assets in large capitalization stocks, while the Value Fund does not have an explicit capitalization requirement with regard to its investments. Although the Value Fund is permitted to invest in mid and small capitalization stocks, a majority of the Value Fund's assets are invested currently in large capitalization stocks.

    UBS Global Asset Management (Americas) Inc. manages both Funds utilizing a value-style investment strategy. However, UBS Global Asset Management (Americas) Inc. employs a more focused value-style investment strategy for the Value Fund by generally only selecting securities for the Value Fund's portfolio that, at the time of purchase, are contained in the Russell 1000 Value Index, a value benchmark.

    For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives and Policies."

WHAT ARE THE RISKS OF INVESTMENTS IN THE FUNDS?

    As with most investments, investments in the Large Cap Fund and the Value Fund involve risks. There can be no guarantee against losses resulting from an investment in either Fund, nor can there be any assurance that either Fund will achieve its investment objective. The risks associated with an investment in each Fund are substantially similar and include those risks associated with fluctuations in the securities markets. In addition, to the extent that the Value Fund may invest in mid and small capitalization stocks, it will be subject to the risks associated with investments in companies with smaller capitalizations.

    For further information about the risks of investing in the Funds, see "Comparison of Investment Objectives and Policies."

WHO MANAGES THE FUNDS?

    The management of the business and affairs of the Funds is the responsibility of the Board. The Board elects officers who are responsible for the day-to-day operations of the Funds.

    UBS Global Asset Management (Americas) Inc. (the "Advisor"), a Delaware corporation, located at One North Wacker Drive, Chicago, Illinois 60606, is the investment advisor to both the Large Cap Fund and the Value Fund. As of March 31, 2002, the Advisor had approximately $39 billion in assets under management. The Advisor is an indirect wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $402 billion in assets under management as of March 31, 2002. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.

    Pursuant to a separate investment advisory agreement for each Fund, the Advisor is entitled to receive from each Fund an investment advisory fee equal, on an annual basis, to 0.70% of the average daily net assets of the Fund. The Advisor has contractually agreed to waive its fees and reimburse certain expenses, from July 1, 2002 through June 30, 2003, so that the total operating expenses of the Value Fund, exclusive of 12b-1 fees, do not exceed 0.85% of the average daily net assets of each class of the Value Fund. The Advisor has contractually agreed to waive its fees and reimburse certain expenses, from July 1, 2002 to June 30, 2003, so that the total operating expenses of the Large Cap Fund, exclusive of 12b-1 fees, do not exceed 0.80% of the average daily net assets of each class of the Large Cap Fund. Under the expense cap arrangement for each Fund, in a year that the Fund's total operating expenses (excluding 12b-1 fees) are less than its expense cap, the Advisor is entitled to seek payment from the Fund for fees it previously waived or expenses it previously reimbursed up to the amount of the expense cap currently in effect for the Fund. A determination as to the renewal or amendment of the one-year contractual expense cap for each Fund is reviewed by the Advisor and the Trustees on an annual basis.

    Investment decisions for each Fund are made by management teams at the Advisor. No member of any investment management team is primarily responsible for making recommendations for portfolio transactions by the Funds.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

    The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structures of the Funds are identical. The operating expenses shown for the Class A Shares and Class Y Shares of the Large Cap Fund are based on expenses incurred during the Large Cap Fund's fiscal year ending June 30, 2001, but have been restated to reflect the Fund's current fees. The Class B Shares and Class C Shares of the Large Cap Fund are new classes of shares and the operating expenses shown for these classes of shares are based on estimated expenses for the Large Cap Fund for the fiscal year ending June 30, 2002. The Value Fund did not commence operations until June 29, 2001, so the operating expenses shown for each class of shares of the Value Fund, before and after the Transaction, are based on expenses for the Value Fund's fiscal year ending June 30, 2002. As shown in the table that follows, the Value Fund's "Total Annual Operating Expenses" for each class of shares, before and after the Transaction, are lower than the "Total Annual Operating Expenses" for the corresponding classes of the Large Cap Fund. However, due to the one-year contractual expense caps currently provided for the Funds by the Advisor, the "Net Expenses" of each class of the Large Cap Fund are slightly lower than the "Net Expenses" of the corresponding classes of the Value Fund, before and after the Transaction.

          FEES AND EXPENSES FOR THE LARGE CAP FUND AND THE VALUE FUND

                        SHAREHOLDER TRANSACTION EXPENSES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------------------------------------------------------------------------------
                                                   Maximum Front-End
                                                  Sales Charge (Load)
                               Maximum Sales          Imposed on
                               Charge (Load)           Purchases                Maximum Contingent
 Fund Names & Classes of    (as a % of offering   (as a % of offering   Deferred Sales Charge (Load) (CDSC)   Exchange
         Shares                   price)                price)              (as a % of offering price)           Fee
-----------------------------------------------------------------------------------------------------------------------
     LARGE CAP FUND
        Class A                5.50%                 5.50%                      None                            None
        Class B                5.00%                  None                     5.00%                            None
        Class C                2.00%                 1.00%                     1.00%                            None
        Class Y                 None                  None                      None                            None
       VALUE FUND
        Class A                5.50%                 5.50%                      None                            None
        Class B                5.00%                  None                     5.00%                            None
        Class C                2.00%                 1.00%                     1.00%                            None
        Class Y                 None                  None                      None                            None
    VALUE FUND AFTER
      TRANSACTION
        Class A                5.50%                 5.50%                      None                            None
        Class B                5.00%                  None                     5.00%                            None
        Class C                2.00%                 1.00%                     1.00%                            None
        Class Y                 None                  None                      None                            None
-----------------------------------------------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

-------------------------------------------------------------------------------------------------------------------------
                                                                                               Management Fee
                                           Distribution and/or                Total Annual        Waiver/
      Fund Names &           Management          Service           Other     Fund Operating       Expense          Net
    Classes of Shares           Fees          (12b-1) Fees       Expenses*      Expenses       Reimbursements    Expenses
-------------------------------------------------------------------------------------------------------------------------
    LARGE CAP FUND(1)
        Class A              0.70%            0.25%               0.65%          1.60%             0.55%          1.05%
        Class B              0.70%            1.00%               0.65%          2.35%             0.55%          1.80%
        Class C              0.70%            1.00%               0.65%          2.35%             0.55%          1.80%
        Class Y              0.70%             None               0.65%          1.35%             0.55%          0.80%
      VALUE FUND(2)
        Class A              0.70%            0.25%               0.23%          1.18%             0.08%          1.10%
        Class B              0.70%            1.00%               0.23%          1.93%             0.08%          1.85%
        Class C              0.70%            1.00%               0.23%          1.93%             0.08%          1.85%
        Class Y              0.70%             None               0.23%          0.93%             0.08%          0.85%
    VALUE FUND AFTER
     TRANSACTION(2)
        Class A              0.70%            0.25%               0.23%          1.18%             0.08%          1.10%
        Class B              0.70%            1.00%               0.23%          1.93%             0.08%          1.85%
        Class C              0.70%            1.00%               0.23%          1.93%             0.08%          1.85%
        Class Y              0.70%             None               0.23%          0.93%             0.08%          0.85%
-------------------------------------------------------------------------------------------------------------------------

* Includes an administrative fee of 0.075% paid by each Fund to UBS Global Asset Management (US) Inc.

(1) The Advisor has agreed to waive its fees and reimburse certain expenses, from July 1, 2002 through June 30, 2003, so that total operating expenses of the Large Cap Fund, exclusive of 12b-1 fees, do not exceed 0.80% of each class of shares of the Large Cap Fund. Prior to July 1, 2002, the Large Cap Fund was subject to a permanent expense cap at an identical rate.

(2) The Advisor has agreed to waive its fees and reimburse certain expenses, from July 1, 2002 through June 30, 2003, so that total operating expenses of the Value Fund, exclusive of 12b-1 fees, do not exceed 0.85% of each class of shares of the Value Fund. Prior to July 1, 2002, the Value Fund was subject to a contractual expense cap at an identical rate for the one-year period from September 1, 2001 through September 1, 2002.

EXAMPLES:

    The following Examples are intended to help you compare the cost of investing in the Large Cap Fund with the cost of investing in the Value Fund. The Examples assume that you invest $10,000 in each Fund for the time periods indicated and then sell all of your shares at the end of those periods, unless otherwise stated. Each Example also assumes that your investment has a 5% return each year.(1) These are examples only, and do not represent future expenses, which may be greater or less than those shown below.

                                1 Year  3 Years  5 Years  10 Years
                                ------  -------  -------  --------
LARGE CAP FUND
Class A.......................   $651    $866    $1,098    $1,762
Class B (assuming sale of all
  shares at end of period)....    683     866     1,175     1,738
Class B (assuming no sale of
  shares).....................    183     566       975     1,738
Class C (assuming sale of all
  shares at end of period)....    381     661     1,065     2,195
Class C (assuming no sale of
  shares).....................    281     661     1,065     2,195
Class Y.......................     82     255       444       990
VALUE FUND (BEFORE AND AFTER
 TRANSACTION)
Class A.......................   $656    $880       N/A       N/A
Class B (assuming sale of all
  shares at end of period)....    688     882       N/A       N/A
Class B (assuming no sale of
  shares).....................    188     582       N/A       N/A
Class C (assuming sale of all
  shares at end of period)....    386     676       N/A       N/A
Class C (assuming no sale of
  shares).....................    286     676       N/A       N/A
Class Y.......................     87     271       N/A       N/A

------------------------

(1) The Funds' actual returns may be greater or less than the hypothetical 5% return used. The 1 Year costs in the examples for the Funds reflect net operating expenses after the one-year contractual fee waivers and expense reimbursements.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

    For the Value Fund, per share information for the six-month semi-annual period ending December 31, 2001 is shown below under the heading "Financial Highlights." Additional financial information about the Value Fund is available in the Semi-Annual Report to Shareholders, dated December 31, 2001. An Annual Report to Shareholders is not available for the Value Fund because it did not commence investment operations until June 29, 2001.

    The Prospectus, Large Cap Fund Annual Report and the Semi-Annual Report to Shareholders, dated December 31, 2001, contain further financial information about the Large Cap Fund. These documents are available upon request (see "Information about the Large Cap Fund").

                              FINANCIAL HIGHLIGHTS

    The tables below set forth financial data for one share of capital stock outstanding throughout the period presented.

                                                    FOR THE PERIOD ENDED
                                                     DECEMBER 31, 2001*
CLASS A                                                 (UNAUDITED)
-------                                             --------------------
Net asset value, beginning of period..............        $  9.96
                                                          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.............................           0.01**
Net realized and unrealized gain (loss)...........           0.00
                                                          -------
Total income (loss) from investment operations....           0.01
                                                          -------
Net asset value, end of period....................        $  9.97
                                                          =======
Total return......................................           0.10%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)...............        $   562
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement and earnings
  credits.........................................           4.96%***
After expense reimbursement and earnings
  credits.........................................           1.10%***
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
  NET ASSETS:
Before expense reimbursement and earnings
  credits.........................................          (2.59)%***
After expense reimbursement and earnings
  credits.........................................           1.27%***
Portfolio turnover rate...........................            19%

                                                    FOR THE PERIOD ENDED
                                                     DECEMBER 31, 2001*
CLASS B                                                 (UNAUDITED)
-------                                             --------------------
Net asset value, beginning of period..............        $  9.62
                                                          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income.............................           0.00**
Net realized and unrealized gain (loss)...........           0.34
                                                          -------
Total income (loss) from investment operations....           0.34
                                                          -------
Net asset value, end of period....................        $  9.96
                                                          =======
Total return......................................           3.53%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)...............        $   177
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement and earnings
  credits.........................................           4.40%***
After expense reimbursement and earnings
  credits.........................................           1.85%***
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
  NET ASSETS:
Before expense reimbursement and earnings
  credits.........................................          (2.35)%***
After expense reimbursement and earnings
  credits.........................................           0.20%***
Portfolio turnover rate...........................            19%

-------------------

  * For the periods December 7, 2001 and November 8, 2001 (commencement of issuance) for Class A and Class B, respectively, through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  +  The returns do not include sales charges and are non-annualized.

    The tables below set forth financial data for one share of capital stock outstanding throughout the period presented.

                                                    FOR THE PERIOD ENDED
                                                     DECEMBER 31, 2001*
CLASS C                                                 (UNAUDITED)
-------                                             --------------------
Net asset value, beginning of period..............        $  9.73
                                                          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)......................          (0.01)**
Net realized and unrealized gain (loss)...........           0.25
                                                          -------
Total income (loss) from investment operations....           0.24
                                                          -------
Net asset value, end of period....................        $  9.97
                                                          =======
Total return......................................           2.47%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)...............        $    26
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement and earnings
  credits.........................................           4.36%***
After expense reimbursement and earnings
  credits.........................................           1.85%***
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
  NET ASSETS:
Before expense reimbursement and earnings
  credits.........................................          (3.82)%***
After expense reimbursement and earnings
  credits.........................................          (1.31)%***
Portfolio turnover rate...........................            19%

                                                    FOR THE PERIOD ENDED
                                                     DECEMBER 31, 2001*
CLASS Y                                                 (UNAUDITED)
-------                                             --------------------
Net asset value, beginning of period..............        $ 10.00
                                                          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)......................           0.06**
Net realized and unrealized gain (loss)...........          (0.09)
                                                          -------
Total income (loss) from investment operations....          (0.03)
                                                          -------
Net asset value, end of period....................        $  9.97
                                                          =======
Total return......................................          (0.30)%++
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)...............        $ 2,992
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement and earnings
  credits.........................................           2.88%***
After expense reimbursement and earnings
  credits.........................................           0.85%***
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
  NET ASSETS:
Before expense reimbursement and earnings
  credits.........................................          (0.86)%***
After expense reimbursement and earnings
  credits.........................................           1.17%***
Portfolio turnover rate...........................            19%

-------------------

  * For the periods December 12, 2001 and June 29, 2001 (commencement of issuance) for Class C and Class Y, respectively, through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  +  The returns do not include sales charges and are non-annualized.
 ++  The total return calculation is non-annualized.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

    Administrative, Transfer Agency, Accounting and Custody Services. UBS Global Asset Management (US) Inc. ("UBS Global AM"), located at 51 West 52nd Street, New York, New York 10019-6114, serves as the administrator to both the Value Fund and the Large Cap Fund. Under an Administration Contract with the Trust, UBS Global AM provides various administration and accounting services to the Funds. These services include administering the affairs of each Fund, including supervising and managing all aspects of the Funds' operations (other than investment advisory activities). For its services, each Fund pays UBS Global AM a fee, computed daily and paid monthly, at an annual rate of 0.075% of the average daily net assets of the respective Fund. J.P. Morgan Investor Services Company ("J.P. Morgan"), a corporate affiliate of J.P. Morgan Chase Bank ("Chase"), provides accounting, portfolio valuation and certain administrative services to each Fund pursuant to a Multiple Services Agreement between the Trust and Chase. Prior to November 2, 2001, J.P. Morgan served as the primary administrator and accounting services agent for each Fund pursuant to a Multiple Services Agreement.

    PFPC Inc. is the transfer agent and dividend disbursing agent for both Funds. PFPC Inc., a subsidiary of PNC Bank, N.A., is located at 400 Bellevue Parkway, Wilmington, Delaware 19809. Prior to August 20, 2001, J.P. Morgan served as transfer agent for the Funds.

    Chase is the custodian for each Fund. Chase is located at 270 Park Avenue, New York, New York 10017.

    Distribution Services and Rule 12b-1 Plans. UBS Global AM serves as the principal underwriter of the shares of each class of the Large Cap Fund and the Value Fund pursuant to a Principal Underwriting Contract between the Trust and UBS Global AM. UBS Global AM offers such shares on a best-efforts basis pursuant to the Principal Underwriting Contract. In addition to its services in distributing shares of the Funds, UBS Global AM also provides ongoing shareholder services for each Fund. UBS Global AM is authorized, under the Funds' Principal Underwriting Contract, to enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) ("Qualified Dealers") with respect to sales of shares of the Funds or in connection with the provision of service activities. UBS Global AM markets shares of the Funds directly or through Qualified Dealers. With respect to both Funds, when UBS Global AM receives service fees, distribution fees or sales charges, it may pay some or all of them to Qualified Dealers.

    RULE 12B-1 PLANS. The Trust has adopted separate plans pursuant to Rule 12b-1 under the 1940 Act for the Class A Shares (the "Class A Plan"),
Class B Shares (the "Class B Plan") and Class C Shares (the "Class C Plan") (collectively, the "Plans") of the Funds. Under the Funds' Plans, UBS Global AM is to receive out of the assets of each class of the respective Fund, a service fee accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares of the respective Fund. UBS Global AM uses the service fees it receives to compensate dealers and others for their expenses in connection with providing shareholder services for the Funds, including the maintenance of shareholder accounts.

    In addition to the service fees, the Funds pay distribution fees to UBS Global AM pursuant to the Class B Plan and Class C Plan. The distribution fees are paid to UBS Global AM for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, the preparation, printing and distribution of advertisements and sales literature; the distribution of prospectuses and other shareholder materials for sales purposes; the payment of distribution fees to broker-dealers who enter into dealer agreements with UBS Global AM; and the payment of other expenses allocated to UBS Global AM's distribution activities. The distribution fees payable under the Class B Plan and Class C Plan for the Funds may also be used to pay UBS Global AM for advancing the commission costs to dealers with respect to the initial sale of such shares.

    Under the Class B Plan and Class C Plan, each Fund pays UBS Global AM a distribution fee, accrued daily and payable monthly, at an annual rate of 0.75% of the average daily net assets of the Fund's Class B Shares and Class C Shares, respectively.

    Because 12b-1 fees are paid out of the assets of a class of a Fund on an on-going basis, over time these fees will increase the cost of a shareholder's investment and may cost a shareholder more than paying other types of sales charges.

    Value Fund Class Y Shares and Large Cap Fund Class Y Shares do not have Rule 12b-1 Plans.

    PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES. Procedures for the purchase, exchange and redemption of shares of the Value Fund and the Large Cap Fund are identical. Please refer to the Prospectus for the Funds, which accompanies this Prospectus/Proxy Statement, for the purchase, exchange and redemption procedures applicable to shares of the Funds. Set forth below is a brief description of the basic purchase, exchange and redemption procedures.

    Shares of each Fund may be purchased directly from the Fund by contacting its transfer agent, or through brokers, dealers, other financial intermediaries and financial institutions (bank and bank trust departments) that have sales agreements with the Fund (each an "Authorized Dealer"), or through an intermediary designated by an Authorized Dealer to accept purchase and redemption orders ("Sub-Designee"). Authorized Dealers may charge transaction fees for their services in connection with the purchase of shares of the Funds. These transaction fees are not charged on shares purchased directly from the Funds. Only specific types of investors are eligible to purchase Class Y Shares of the Funds. Please refer to the Funds' Prospectus for more information concerning the eligibility requirements for purchasing the Funds' Class Y Shares.

    The minimum initial investment for Class A Shares, Class B Shares and
Class C Shares of the Funds is $1,000, and each subsequent investment must be at least $100. The minimum initial investment for the Funds' Class Y Shares is $10,000,000, and each subsequent investment must be at least $2,500. Both Funds may waive or reduce their investment minimums for certain investors.

    Purchases of Class A Shares of both Funds are subject to a maximum front-end sales charge of 5.50% of the offering price, with reduced sales charges for purchases of $50,000 or more, and no front-end sales charge imposed on purchases of $1,000,000 or more. Purchases of $1,000,0000 or more of Class A Shares of the Funds are, however, subject to a contingent deferred sales charge ("CDSC") of 1.00% for shares redeemed within one year after purchase.

    Purchases of Class B Shares of each Fund are not subject to a sales charge on purchases, but are subject to a CDSC when shares are sold before the end of a specified period. Class B Shares of each Fund are subject to a CDSC on sales of shares as shown in the table below:

                                 PERCENTAGE (BASED ON AMOUNT OF INVESTMENT) BY
                                WHICH THE SHARES' NET ASSET VALUE IS MULTIPLIED:
                                ------------------------------------------------
                                LESS THAN  $100,000 TO  $250,000 TO  $500,000 TO
IF SHARES ARE SOLD WITHIN:      $100,000    $249,999     $499,999     $999,999
--------------------------      ---------  -----------  -----------  -----------
1st year since purchase.......        5%          3%           3%           2%
2nd year since purchase.......        4%          2%           2%           1%
3rd year since purchase.......        3%          2%           1%         None
4th year since purchase.......        2%          1%         None         None
5th year since purchase.......        2%        None         None         None
6th year since purchase.......        1%        None         None         None
7th year since purchase.......      None        None         None         None

    The CDSC for the Class B Shares of each Fund is calculated by multiplying the lesser of the net asset value of the shares at the time of purchase or the net asset value at the time of sale by the applicable percentage shown in the table above. Class B Shares of each Fund automatically convert to the Fund's Class A Shares, which have lower ongoing expenses, after the end of the sixth year for purchases less than $100,000, after the end of the fourth year for purchases of at least $100,000 but less than $250,000, after the end of the third year for purchases of at least $250,000 but less than $500,000 and after the end of the second year for purchases of at least $500,000 but less than $1 million.

    Regardless of the amount of the investment, Class B shares of Family Funds ("Family Funds" include other UBS Funds, UBS PACE Select funds and other funds for which UBS Global AM or any of its affiliates serves as principal underwriter) purchased or acquired prior to November 5, 2001 and exchanged (including exchanges as part of a reorganization, such as the Transaction) for shares of the Funds after November 5, 2001 (collectively, "Prior Class B Shares") are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase;
(iii) 3%, if shares are sold within the third year since purchase; (iv) 2%, if shares are sold within the fourth or fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically convert to Class A shares, which have lower ongoing expenses.

    Class C Shares of each Fund are subject to a front-end sales charge of 1.00% of the offering price, and a CDSC of 1.00% of the shares' net asset value if the shares are sold within one year of purchase. The CDSC for each Fund's Class C Shares is calculated by multiplying the lesser of the net asset value of the shares at the time of purchase or the net asset value at the time of sale by 1.00%.

    Certain investors and transactions of both the Value Fund and Large Cap Fund may be subject to reduced or waived sales charges. For a complete description of sales charges and exemptions from such charges, reference is made to the Prospectus of the Funds, which accompanies this Prospectus/Proxy Statement, and the Statement of Additional Information for the Funds, which is incorporated by reference herein. The shareholders of the Large Cap Fund will not be subject to the sales charges described above in connection with the Transaction. Class Y Shares of the Funds are not subject to a front-end sales charge or a CDSC.

    The purchase price of shares of each Fund is based on net asset value ("NAV"), plus any applicable sales charge. The NAV per share for each class of each Fund is calculated as of the close of business on each day that the New York Stock Exchange ("NYSE") is open (generally 4:00 p.m., Eastern time). Purchase orders for shares of each Fund received in good form by the close of regular trading (generally 4:00 p.m., Eastern time) are priced according to the NAV determined on that day, otherwise they are priced according to the next determined price per share. Each Fund reserves the right to reject any purchase request.

    Shares of each class of the Funds, except Class Y Shares, may be exchanged for shares of the same class of most other Family Funds (except shares of the Funds are not exchangeable with the GAM Money Market Account and Class B Shares of the Funds are not exchangeable with Class B shares of any of the GAM funds). Exchanges for both Funds are subject to the initial minimum investment requirements to the same extent as purchases of shares. Exchanges are not subject to any sales charges at the time of the exchange. Exchanges are treated as a redemption and new purchase for federal income tax purposes, and accordingly, may have tax consequences for shareholders.

    Shares of each class of the Funds may be sold at any time at the NAV (minus any applicable sales charge) next calculated after the Fund receives the redemption order in good form. Shareholders of the Funds can sell their shares by contacting the Funds' transfer agent or, if shares are held through a financial institution, by contacting their investment professional, an Authorized Dealer or Sub-Designee. Each institution or professional may have its own procedures and requirements for selling shares of the Funds and may charge fees.

    For a more complete description of the purchase, exchange and redemption procedures applicable to the Funds, please refer to the Funds' Prospectus, which accompanies this Prospectus/Proxy Statement.

    DIVIDENDS, DISTRIBUTIONS AND TAXES. Each Fund declares and makes payment of any income dividends annually. Each Fund will distribute substantially all of its capital gains, if any, in December. Each Fund automatically reinvests distributions in additional shares of the same class of that Fund, unless the Fund or the shareholder's investment professional is notified that the shareholder elects to receive such distributions in cash.

    Distributions from the Funds, whether received in cash or in additional shares, are generally subject to income tax. In general, distributions from either Fund are taxable to the shareholder as either ordinary income or capital gains. The Funds notify their shareholders annually of the source and tax status of all Fund distributions for federal income tax purposes. For more information about the tax implications of investments in the Value Fund and Large Cap Fund, please refer to the Funds' Prospectus, which accompanies this Prospectus/Proxy Statement, and the Funds' Statement of Additional Information, which is incorporated by reference herein.

                          REASONS FOR THE TRANSACTION

    UBS Global AM has proposed the Transaction to combine the Large Cap Fund with another fund having an identical investment objective and substantially similar investment policies, thereby creating a fund with a larger asset base, which is expected to provide a better opportunity for positive investment performance. Because the Large Cap Fund and the Value Fund are both diversified funds managed by the Advisor in a similar manner, the Transaction was also proposed in order to eliminate certain duplicative costs and to enhance distribution by eliminating redundant investment products managed by the Advisor. In addition, a larger fund should be able to obtain certain economies of scale in the future.

    The Plan was presented to the Trustees at a meeting of the Board. At the meeting, the Board questioned management about the potential benefits and costs to shareholders of the Large Cap Fund. In deciding whether to recommend approval of the Transaction to shareholders of the Large Cap Fund, the Board considered a number of factors, including the following:

- The Value Fund and the Large Cap Fund have an identical investment objective, and investment policies and strategies that are substantially similar. In addition, the current portfolio holdings of the Funds also are substantially similar. Thus, the Transaction should enable the Large Cap Fund shareholders to continue to seek their current investment goals.

- Large Cap Fund shareholders will not pay a sales charge in connection with the Transaction to become shareholders of the Value Fund.

- Large Cap Fund shareholders will not be subject to any federal income tax solely as a result of the Transaction.

- UBS Global AM, the Large Cap Fund and the Value Fund will bear 50%, 25% and 25% of the expenses of the Transaction, respectively.

- Because the Transaction will be effected on the basis of the relative net asset values of the Value Fund and the Large Cap Fund, shareholders of the Large Cap Fund will not experience any dilution in the value of their investments as a result of the Transaction.

- The expense ratios of the Value Fund, based on gross expenses, are lower than the expense ratios of the Large Cap Fund. However, the Large Cap Fund has lower expense ratios on a net basis as compared to the Value Fund because of the higher expense cap currently provided to it by the Advisor.

- Combining the Large Cap Fund and the Value Fund might enable the merged fund to obtain certain economies of scale with attendant savings in the future for the shareholders of the Large Cap Fund.

- The Value Fund, like the Large Cap Fund, is managed by an investment management team at the Advisor.

- As shareholders of the Value Fund, Large Cap Fund shareholders would continue to benefit from the same high-quality fund administration and shareholder services.

- The Value Fund and the Advisor's U.S. value investment style have a better performance record than the Large Cap Fund and the Advisor's large cap investment style.

- It may be detrimental for the Large Cap Fund to continue to compete for the same investor assets with the Value Fund, each of which is managed by the Advisor, and is distributed by UBS Global AM.

    The Board did not assign relative weights to the foregoing factors or deem any one of them to be controlling in and of itself.

    The Board concluded that the Transaction is in the best interests of the shareholders of the Large Cap Fund and that no dilution of value would result for the shareholders of the Large Cap Fund from the Transaction. The Board, including a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Funds, then decided to approve the Plan and to recommend that shareholders of the Large Cap Fund vote to approve the Transaction.

    The Board also determined that the Transaction is in the best interests of the Value Fund and its shareholders and that no dilution would result to the shareholders of the Value Fund from the Transaction.

    FOR THE REASONS DISCUSSED ABOVE, THE BOARD, ON BEHALF OF THE LARGE CAP FUND, RECOMMENDS THAT YOU VOTE FOR THE PLAN.

    If the shareholders of the Large Cap Fund do not approve the Plan, the Board may consider other possible courses of action, including liquidation and dissolution of the Large Cap Fund.

                       INFORMATION ABOUT THE TRANSACTION

    This is only a summary of the Plan. You should read the actual Plan. It is attached as Exhibit A and incorporated herein by reference.

HOW WILL THE TRANSACTION BE CARRIED OUT?

    If the shareholders of the Large Cap Fund approve the Plan, the Transaction will take place after various conditions are satisfied by the Trust, on behalf of the Large Cap Fund and the Value Fund, including the preparation of certain documents. The Trust will determine a specific date for the Transaction to take place (the "Closing").

    If the shareholders of the Large Cap Fund approve the Plan, the Large Cap Fund will deliver to the Value Fund substantially all of its assets, subject to its liabilities, at the Closing. In exchange, the Large Cap Fund will receive Value Fund Class A Shares, Value Fund Class B Shares, Value Fund Class C Shares and Value Fund Class Y Shares to be distributed PRO RATA by the Large Cap Fund to its shareholders in the corresponding classes in complete liquidation and dissolution of the Large Cap Fund. The value of the assets to be delivered to the Value Fund shall be the value of such net assets computed as of the close of business of the NYSE (normally 4:00 p.m., Eastern time) on the last business day prior to the Closing (the "Valuation Date"). If the shareholders of the Large Cap Fund do not approve the Plan, the Transaction will not take place. The Funds will complete the Transaction in accordance with Rule 17a-8 under the 1940 Act.

    The stock transfer books of the Large Cap Fund will be permanently closed as of the Valuation Date. The Large Cap Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the Value Fund.

    To the extent permitted by law, the Trust may amend the Plan without shareholder approval. The Trust may also make a decision to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of the Plan by shareholders of the Large Cap Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

    UBS Global AM will pay 50% of the expenses in connection with the Transaction. The Value Fund and the Large Cap Fund will each pay 25% of the expenses of the Transaction.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

    The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations made by the Trust, on behalf of the Funds, it is expected that Stradley, Ronon, Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Large Cap Fund will not recognize any gain or loss as a result of the exchange of their shares of the Large Cap Fund for shares of the Value Fund; and (ii) the Value Fund and its shareholders will not recognize any gain or loss upon receipt of the Large Cap Fund's assets.

    You should consult your tax advisor regarding the effect of the Transaction, if any, in light of your individual circumstances. You should also consult your tax advisor about the state and local tax consequences of the Transaction, if any, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE VALUE FUND SHARES?

    If the Transaction is approved, full and fractional shares of the Value Fund will be issued, without the imposition of a sales charge or other fee, to shareholders of the Large Cap Fund in accordance with the procedures described above. When issued, each share will be duly and validly issued, fully paid, nonassessable and fully transferable. All shares of the Value Fund, like shares of the other series of the Trust, have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

    A shareholder of a class of shares of the Value Fund will receive a PRO RATA share of all distributions arising from the Value Fund's assets attributable to the class of shares owned by the shareholder and, upon redeeming shares, will receive the portion of the Value Fund's net assets attributable to the class of shares owned by the shareholder represented by the redeemed shares.

    The shares of the Value Fund will be recorded to each shareholder's account on the books of the Value Fund's transfer agent. The Value Fund does not issue share certificates.

HOW DO SHAREHOLDER RIGHTS AND OBLIGATIONS OF THE FUNDS COMPARE?

    Because the Value Fund and Large Cap Fund are each series of the Trust, there are no differences in the rights of shareholders of the Funds.

    The Trust is organized as a Delaware business trust and governed by an Agreement and Declaration of Trust. Under its Agreement and Declaration of Trust, the Trust has an unlimited number of authorized shares of beneficial interest, with each share having a par value of $0.001. The Board may, without shareholder approval, divide the authorized shares of the Trust into an unlimited number of separate portfolios or series ("series"). The Board may also, without shareholder approval, divide the series into two or more classes of shares. The Trust currently consists of eighteen series, including the Value Fund and Large Cap Fund. Each series of the Trust offers four classes of shares (designated Class A Shares, Class B Shares, Class C Shares and Class Y Shares). The Trust and each series of the Trust will continue indefinitely until terminated.

    With respect to a series of shares of the Trust, shares of the same class have equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Each series or class bears its own expenses related to its distribution of shares (and other expenses, such as transfer agency, shareholder service and administration expenses). Generally, shares of the Trust will be voted in the aggregate without differentiation between separate series or classes; provided however, if a matter only affects certain series or classes, then only shares of such affected series or classes shall be voted in the aggregate.

    Under relevant state law and the Agreement and Declaration of Trust, annual meetings of shareholders are not required to be held. Generally, the Trust calls shareholder meetings only when specifically required by federal law or Delaware state law. Shareholders representing one-tenth (10%) or more of the outstanding shares entitled to vote on a matter may cause the Trust to call a shareholder meeting. However, a shareholder meeting need not be called upon the request of shareholders entitled to cast less than a majority of all votes entitled to be cast at such meeting to consider any matter that is substantially the same as a matter voted on at any shareholder meeting held during the preceding twelve months.

    Under Delaware law and the Trust's Agreement and Declaration of Trust, shareholders of the Value Fund and Large Cap Fund are not held personally liable for the obligations of the Trust or the Funds.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

    The following table sets forth, as of December 31, 2001, the separate capitalizations of the Value Fund and the Large Cap Fund, and the estimated capitalization of the Value Fund as adjusted to give effect to the proposed Transaction. The final capitalization of the Value Fund is likely to be different when the Transaction is consummated.

                                                                     VALUE FUND
                                     VALUE FUND   LARGE CAP FUND       CLASS A
                                       CLASS A       CLASS A      AFTER TRANSACTION
                                     (UNAUDITED)   (UNAUDITED)       (ESTIMATED)
                                     -----------  --------------  -----------------
Net assets.........................   $561,517       $280,293         $838,254
Total shares outstanding...........     56,300         34,817           84,057
Net asset value per share..........   $   9.97       $   8.05         $   9.97

                                                                     VALUE FUND
                                     VALUE FUND   LARGE CAP FUND       CLASS B
                                       CLASS B       CLASS B      AFTER TRANSACTION
                                     (UNAUDITED)   (UNAUDITED)       (ESTIMATED)
                                     -----------  --------------  -----------------
Net assets.........................   $177,431       $143,218         $318,833
Total shares outstanding...........     17,819         17,799           32,020
Net asset value per share..........   $   9.96       $   8.05         $   9.96

                                                                     VALUE FUND
                                     VALUE FUND   LARGE CAP FUND       CLASS C
                                       CLASS C       CLASS C      AFTER TRANSACTION
                                     (UNAUDITED)   (UNAUDITED)       (ESTIMATED)
                                     -----------  --------------  -----------------
Net assets.........................    $25,725          $0             $25,725
Total shares outstanding...........      2,580           0               2,580
Net asset value per share..........    $  9.97          $0             $  9.97

                                                                     VALUE FUND
                                     VALUE FUND   LARGE CAP FUND       CLASS Y
                                       CLASS Y       CLASS Y      AFTER TRANSACTION
                                     (UNAUDITED)   (UNAUDITED)       (ESTIMATED)
                                     -----------  --------------  -----------------
Net assets.........................  $2,992,430     $2,729,666       $5,687,468
Total shares outstanding...........     300,001        341,273          570,186
Net asset value per share..........  $     9.97     $     8.00       $     9.97

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

    This section describes the key investment policies of the Value Fund and the Large Cap Fund and certain noteworthy differences between the investment strategies and policies of the Funds. For a more complete description of the Value Fund's investment policies and risks, you should read the Funds' Prospectus, which accompanies this Prospectus/Proxy Statement.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS?

    INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES AND INVESTMENT RESTRICTIONS. The Value Fund and the Large Cap Fund have an identical investment objective. As its investment objective, each Fund seeks to maximize total return, consisting of capital appreciation and current income. Each Fund's investment objective may not be changed unless the change is approved by shareholders. Unless otherwise stated, each of the policies listed below are non-fundamental policies. Policies or investment restrictions that are deemed fundamental may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented. Policies or investment restrictions of a Fund that are non-fundamental may be changed by the Board without shareholder approval.

    Each Fund is subject to a non-fundamental policy that requires the Fund to invest at least 80% of its net assets in U.S. equity securities. Under normal circumstances, the Large Cap Fund must invest at least 80% of its net assets in equity securities of U.S. large capitalization companies. Under normal circumstances, the Value Fund is required to invest at least 80% of its net assets in U.S. equity securities. The 80% investment policy for the Large Cap Fund requires that the Fund's investments consist of large capitalization companies, while the Value Fund's policy does not impose a capitalization requirement with regard to its investments. Thus, the Value Fund has the flexibility to invest in mid and small capitalization companies, although the Fund is not currently investing significantly in such companies. For purposes of its 80% policy, the Large Cap Fund defines large capitalization companies as those with a market capitalization of $6 billion or greater at the time of purchase. While not required by its 80% policy, the majority of the Value Fund's assets currently are invested in companies with a market capitalization exceeding $6 billion.

    The Advisor utilizes similar strategies in selecting security holdings for the portfolios of the Value Fund and Large Cap Fund. A security is considered a candidate for inclusion in a Fund's portfolio, when the Advisor's estimation of the security's fundamental value (what, in the Advisor's assessment, the security is worth) is greater than its current market price. The Advisor's value estimate of a security is then compared to the security's current market price and ranked against other securities in the Advisor's valuation universe. For each Fund, the Advisor estimates the fundamental value of a company's securities based upon detailed economic, industry and company analysis, and upon consideration of each company's management team, competitive advantage and core competencies.

    However, the Advisor utilizes a more focused, value-style investment strategy to manage the Value Fund than the Large Cap Fund. In managing the Value Fund, the Advisor's fundamental value estimate of a security also considers a company's ability to generate profit and to grow business in the future. In making this assessment, the Advisor analyzes industry competitive strategy, structure and global integration. In determining which companies offer attractive valuations, the Advisor examines the characteristics of each company (e.g., balance sheet fundamentals, culture, productivity, pricing, etc.). In contrast to the Large Cap Fund, the Value Fund will generally only invest in stocks that, at the time of purchase, are contained in the Russell 1000 Value Index, a value benchmark against which performance and risk is measured. Even with the Value Fund's more focused value style, the equity holdings of the Value Fund and Large Cap Fund are substantially similar. As of May 31, 2002, of the Large Cap Fund's 47 equity holdings and the Value Fund's 53 equity holdings, 35 of such securities were held by both Funds. These 35 securities represented 72% of the Large Cap Fund's equity holdings and 76% of the Value Fund's equity holdings.

    The Value Fund and Large Cap Fund are subject to substantially similar fundamental investment restrictions regarding borrowing, underwriting, lending, investing in real estate, investing in commodities, issuing senior securities, industry concentration and diversification.

    PRINCIPAL INVESTMENTS. As stated above, under normal market conditions, both Funds seek to achieve their investment objectives by investing primarily in equity securities of U.S. issuers.

    EQUITY SECURITIES. Each Fund's investments in equity securities may include a company's common stock and preferred stock. Each Fund is also permitted to invest in common stock of closed-end investment companies; securities such as warrants or rights; and sponsored or unsponsored American, European and Global depositary receipts. The Value Fund may also invest in dividend paying securities and convertible securities. Convertible securities are debt securities that may be converted into or exchanged for common stock of a company within a particular period of time at a specified price.

    CASH AND CASH EQUIVALENTS. Each Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities, and banks and finance companies, which may be denominated in any currency. The Funds may also invest a portion of their assets in shares issued by money market mutual funds and similar private investment vehicles. Both Funds may invest in these instruments for a variety of reasons, including for temporary or defensive purposes, to reinvest cash collateral from securities lending activities and as part of their normal investment programs.

    Under the terms of an exemptive order issued by the SEC, each Fund may invest its cash (i) held for temporary defensive purposes; (ii) not invested pending investment in securities; (iii) set aside to cover an obligation or commitment of the Fund to purchase securities or other assets at a later date;
(iv) to be invested on a strategic management basis (i-iv are herein referred to as "Uninvested Cash"); and (v) collateral that it receives from the borrowers of its portfolio securities in connection with the Fund's securities lending program, in a series of shares of UBS Supplementary Trust (the "Supplementary Trust Series"). A Fund's investment of Uninvested Cash in shares of the Supplementary Trust Series will not exceed 25% of its total assets. The Supplementary Trust Series is a private investment pool that invests in U.S. dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less, and operates in accordance with Rule 2a-7 under the 1940 Act. The Supplementary Trust Series is managed by the Advisor and, therefore, is an affiliate of the Funds. The Trustees of the Trust also serve as the trustees of UBS Supplementary Trust.

    TEMPORARY DEFENSIVE INVESTMENTS. In order to protect against adverse market conditions, both Funds may take a temporary defensive position by investing up to 100% of their total assets in cash or cash equivalents. When a Fund invests for defensive purposes, it may be unable to achieve its investment objective.

    PORTFOLIO TURNOVER. Portfolio turnover rates are not a factor in making buy or sell decisions for either Fund. The portfolio turnover rate for the Value Fund is not currently expected to exceed 100%, while the portfolio turnover rate for the Large Cap Fund, by contrast, may exceed 100%. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance.

    OTHER INVESTMENTS. The discussion below highlights other differences in the investment practices of the Funds.

    DERIVATIVES. Each Fund is permitted to invest in various derivative transactions but does not currently engage in derivative transactions as a principal investment strategy. Derivative securities are those securities whose values are dependent upon the performance of one or more securities, indices or currencies. Each Fund may engage in the following types of derivative transactions: (i) purchasing or writing put or call options on securities and securities indices listed on U.S. exchanges and traded over-the-counter for non-speculative purposes; (ii) purchasing exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry; and (iii) entering into futures contracts for securities and indices to protect against adverse fluctuations in security prices. In addition, the Value Fund may also engage in other derivative transactions, such as:
(i) investing in options listed on recognized foreign exchanges;
(ii) purchasing or writing put and call options on foreign currencies to manage the Fund's exposure to changes in currency exchange rates; (iii) entering into futures contracts on foreign currencies; (iv) engaging in forward foreign currency contracts and non-deliverable forward contracts; and (v) engaging in swaps. While the Value Fund is permitted to invest in a wider variety of derivative transactions than the Large Cap Fund, it does not engage in derivative transactions as a principal investment strategy.

    FOREIGN INVESTMENTS. Unlike the Large Cap Fund, the Value Fund is permitted to invest in the equity securities of foreign companies. The Value Fund is limited under its investment policies to investing no more than 20% of its net assets in foreign issuers. Although the Value Fund maintains flexibility to invest in foreign securities, foreign investing is not a principal strategy of the Fund. The Value Fund currently has no assets invested in the securities of foreign issuers.

WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

    The risks of investing in the Funds are substantially similar. Like all investments, investments in the Funds involve risks. There is no assurance that either Fund will meet its investment objective. The achievement of a Fund's investment objective depends upon market conditions generally, and on the Advisor's analytical and portfolio management skills. An investment in the Funds is not guaranteed; you may lose money by investing in the Funds. Other principal risks of investing in the Funds are highlighted below.

    MARKET RISK. Each Fund is subject to the risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

    MID/SMALL CAPITALIZATION COMPANY RISK. TO THE EXTENT THAT THE VALUE FUND MAY INVEST IN MID AND SMALL CAPITALIZATION COMPANIES, IT IS SUBJECT TO THE RISKS ASSOCIATED WITH COMPANIES HAVING THESE SMALLER CAPITALIZATIONS. INVESTMENTS IN SMALL COMPANIES (AND TO A LESSER EXTENT, MID CAPITALIZATION COMPANIES) MAY BE MORE VOLATILE THAN INVESTMENTS IN LARGE COMPANIES, AS SMALLER COMPANIES GENERALLY EXPERIENCE HIGHER GROWTH AND FAILURE RATES. THE TRADING VOLUME OF MID AND SMALL CAPITALIZATION COMPANY SECURITIES IS NORMALLY LOWER THAN THAT OF LARGE COMPANIES. SUCH SECURITIES MAY BE LESS LIQUID THAN SECURITIES OF LARGE COMPANY ISSUERS AND COULD MAKE IT DIFFICULT TO SELL A SECURITY AT A TIME OR PRICE DESIRED. CHANGES IN THE DEMAND FOR THE SECURITIES OF SMALL COMPANIES (AND TO A LESSER EXTENT, MID CAPITALIZATION COMPANIES) GENERALLY HAVE A DISPROPORTIONATE EFFECT ON THEIR MARKET PRICE, TENDING TO MAKE PRICES RISE MORE IN RESPONSE TO BUYING DEMAND AND FALL MORE IN RESPONSE TO SELLING PRESSURE. AS STATED ABOVE, THE VALUE FUND IS NOT CURRENTLY INVESTING SIGNIFICANTLY IN MID AND SMALL CAPITALIZATION COMPANIES.

WHAT ARE THE OTHER RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

    The discussion below highlights other risks associated with investments in the Funds.

    DERIVATIVES RISK. The value of a Fund's investment in derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible for a Fund to lose more than the amount it invested in the derivative instrument. The use of derivatives may not succeed for various reasons, including unexpected changes in the value of the derivatives or the assets underlying them. Also, if a Fund uses derivatives as a hedge, the hedge will not succeed if the changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged. As discussed above, neither Fund engages in derivative transactions as a principal investment strategy.

    FOREIGN INVESTING. Although not a principal risk for the Value Fund, because the Value Fund does not currently invest in foreign securities as a principal investment, to the extent that the Value Fund may invest in foreign securities, it will be subject to the risks of foreign investing. These risks include the risk that the value of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. The Large Cap Fund is not authorized to invest in foreign securities, and therefore, is not subject to these risks.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

    The presence, in person or by proxy, of the holders of record of a majority of the shares of the Large Cap Fund, issued and outstanding and entitled to vote, shall constitute a quorum for the transaction of business at the Meeting. Provided that a quorum is present, the approval of the Plan requires the affirmative vote of the lesser of (i) more than 50% of the outstanding voting securities of the Large Cap Fund; or (ii) 67% or more of the voting securities of the Large Cap Fund present at the Meeting, if the holders of more than 50% of the Fund's outstanding voting securities are present or represented by proxy. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Large Cap Fund held on the Record Date. If sufficient votes to approve the proposal are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of a majority of shares of the Large Cap Fund voted at the Meeting, present in person or by proxy (whether or not sufficient to constitute a quorum), may adjourn the Meeting.

    Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will not be treated as votes cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved or counted for purposes of approving an adjournment. Accordingly, abstentions and broker non-votes will have the same effect as a vote against the approval of the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

    You may attend the Meeting and vote in person. You may also vote by completing and signing the attached proxy card and mailing it in the enclosed postage paid envelope. A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE MEETING OR ANY ADJOURNMENT OF THE MEETING. You may also vote your shares by telephone or via the Internet. To vote in this manner, you will need the 14-digit "control" number that appears on your proxy card. You may vote by telephone by calling 1-888-221-0689. If votes are recorded by telephone, the Large Cap Fund or its agents will use procedures designed to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that shareholders' instructions have been properly recorded. To vote via the Internet, please access www.proxyweb.com.

CAN I REVOKE MY PROXY?

    You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

    The Board does not intend to bring any matters before the Meeting other than the Transaction described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

    Only shareholders of record of the Large Cap Fund at the close of business on the Record Date will be entitled to vote at the Meeting. The number of shares outstanding as of the Record Date for the Large Cap Fund and each of its classes is listed below:

                           SHARES OUTSTANDING
                           ------------------
Large Cap Fund..............................................  410,551.586
Large Cap Fund Class A Shares...............................   35,970.532
Large Cap Fund Class B Shares...............................   15,923.080
Large Cap Fund Class C Shares...............................   29,017.188
Large Cap Fund Class Y Shares...............................  329,640.786

WHAT OTHER SOLICITATIONS WILL BE MADE?

    The Large Cap Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares held of record by such persons. UBS Global AM may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitations. In addition to solicitations by mail, officers and employees of the Trust, the Advisor and UBS Global AM, without additional or special compensation, may conduct additional solicitations by telephone and via the Internet. The costs of the proxy solicitation, and any such additional solicitations of any adjourned session, will be borne 50% by UBS Global AM, 25% by the Large Cap Fund and 25% by the Value Fund.

                        INFORMATION ABOUT THE VALUE FUND

    Information about the Value Fund is included in the Funds' Prospectus, which accompanies this Prospectus/Proxy Statement and is incorporated by reference herein. Additional information about the Value Fund is also contained in the Funds' Statement of Additional Information dated November 5, 2001 (as revised April 8, 2002) and as supplemented to the date hereof, and the SAI relating to this Prospectus/ Proxy Statement, which are incorporated by reference herein. Additional financial information about the Value Fund is included in its Semi-Annual Report to Shareholders dated December 31, 2001. You may request a free copy of these documents, which have been filed with the SEC, by calling 1-800-647-1568 or by writing to the Trust at: 51 West 52nd Street, New York, New York 10019-6114.

    This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Trust with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Value Fund and the shares it offers. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

                      INFORMATION ABOUT THE LARGE CAP FUND

    Information about the Large Cap Fund is included in the Funds' Prospectus, Annual Report to Shareholders, dated June 30, 2001, the Fund's Statement of Additional Information dated November 5, 2001 (as revised April 8, 2002) and as supplemented through the date hereof and the SAI relating to this Prospectus/Proxy Statement, each of which is incorporated by reference herein. Additional financial information about the Large Cap Fund is also included in its Semi-Annual Report to Shareholders dated December 31, 2001. You may request free copies of these documents, which have been filed with the SEC, by calling 1-800-647-1568 or by writing to the Trust at: 51 West 52nd Street, New York, New York 10019-6114.

                          INFORMATION ABOUT EACH FUND

    The Funds file proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended and the 1940 Act. These materials can be inspected and copied at: the public reference facilities maintained by the SEC at Room 1200, 450 Fifth Street N.W., Washington, DC 20549. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, DC 20549, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                          PRINCIPAL HOLDERS OF SHARES

    On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of any class of the Large Cap Fund.

    To the best knowledge of the Large Cap Fund, as of the Record Date, no person, except as set forth in the table below, owned of record or beneficially 5% or more of the outstanding shares of any class of the Large Cap Fund:

CLASS           NAME AND ADDRESS OF ACCOUNT      SHARE AMOUNT  PERCENTAGE OF CLASS
-----           ---------------------------      ------------  -------------------
  Class A   Thomas Michael Quinn and              13,256.819             36.85%
            Christine M. Brown Quinn JT TEN
            P.O. Box 529
            St. Albans Herts, England
  Class A   UBS PaineWebber Inc. for the           5,351.041             14.88%
            benefit of
            Ms. Jocelyn L. Lorenzo
            c/o Ernst & Young
            7 Rolls Buildings Fetter Lane
            London EC4A 1NH England
  Class A   UBS PaineWebber Inc. for the           5,131.407             14.27%
            benefit of Nazar Mahmoud & Ghassan
            Mahmoud JT/WROS
            1801 Avenue of the Stars
            Suite 1107
            Los Angeles, CA 90067-5805
  Class A   UBS PaineWebber Inc. for the           4,471.061             12.43%
            benefit of Donald & Margaret
            Powell TTEES
            FBO The Powell Rev Living Trust
            P.O. Box 629
            Genoa, NV 89411-0629

CLASS           NAME AND ADDRESS OF ACCOUNT      SHARE AMOUNT  PERCENTAGE OF CLASS
-----           ---------------------------      ------------  -------------------
  Class A   UBS PaineWebber Inc. for the           1,999.126              5.56%
            benefit of Leonard S. Wicklund TTEE
            Leonard S. Wicklund
            DTD 6/10/98
            4614 Forest Way Circle
            Long Grove, IL 60047-8229
  Class B   Wexford Clearing Services Corp. FBO    3,087.625             19.39%
            Bernard A. Laliberte & Cesaria
            Laliberte
            JT TEN
            8 Horn Beam Street
            Rockland, MA 02370-2847
  Class B   UBS PaineWebber Inc. for the           1,804.213             11.33%
            benefit of PaineWebber Cust.
            Richard Strahlman
            1996 White Feather Lane
            Nokomis, FL 34275-5315
  Class B   UBS PaineWebber Inc. for the           1,670.259             10.48%
            benefit of Henry Sarno Jr. and
            Marie C. Sarno
            Cedar Creek
            25611 Spring Tide Court
            Bonita Springs, FL 34135-9510
  Class B   UBS PaineWebber Inc. for the           1,606.813             10.09%
            benefit of John Herold
            Dolores Herold JTWROS
            96 Illinois Ave.
            Waretown, NJ 07858-2429
  Class B   UBS PaineWebber Inc. for the           1,540.333              9.67%
            benefit of Lewis Levy & Ursula
            Levy CO-TTEES
            Soll Unittrust UAD 3-31-96
            P.O. Box 4670
            Scottsdale, AZ 85261-4670
  Class B   UBS PaineWebber Inc. for the           1,300.769              8.16%
            benefit of PaineWebber Cust.
            PaineWebber CDN FBO
            Patricia A. Carlson
            P.O. Box 3321
            Weehawken, NJ 07087-8154
  Class B   UBS PaineWebber Inc. for the           1,098.554              6.89%
            benefit of Irene M. Dunchus and
            David E. Corey JT TEN WROS
            617 Baldwinville Road
            Baldwinville, MA 01436-1327
  Class B   UBS PaineWebber Inc. for the             844.503              5.30%
            benefit of PaineWebber Cust. UBS
            PaineWebber CDN FBO
            Susan Loconto Penta
            P.O. Box 3321
            Weehawken, NJ 07087-8154

CLASS           NAME AND ADDRESS OF ACCOUNT      SHARE AMOUNT  PERCENTAGE OF CLASS
-----           ---------------------------      ------------  -------------------
  Class C   UBS PaineWebber Inc. for the          19,522.446             67.27%
            benefit of PaineWebber Cust. UBS
            PaineWebber CDN FBO
            Mary A. Proffit
            P.O. Box 3321
            Weehawken, NJ 07087-8154
  Class C   UBS PaineWebber Inc. for the           6,535.433             22.52%
            benefit of
            Marian M. Johnston
            14 Chadwick Square
            Vienna, WV 26105-3046
  Class C   UBS PaineWebber Inc. for the           2,959.309             10.19%
            benefit of Qualified Emergency
            Specialist Money Purchase Plan
            FBO Gary Gries
            988 Birney Lane
            Cincinnati, OH 45230-3753
  Class Y   Wilmington Trust Co.                 160,085.563(*)           48.56%
            FBO Brinson Partners Inc.
            Supp Incent Comp Plan A/C 47386-5
            c/o Mutual Funds
            P.O. Box 8882
            Wilmington, DE 19899-8882
  Class Y   Fidelity Invest Inst Operations Co.   81,075.780             24.60%
            Inc.
            Agnt Certain Employee Benefit Plans
            Fidelity Invest-Financial Oper
            100 Magellan Way KW1C
            Covington, KY 41015-1987
  Class Y   Wilmington Trust Co.                  77,271.493             23.44%
            FBO Brinson Partners Inc. Def Comp
            Pl
            A/C 47387-5
            c/o Mutual Funds
            P.O. Box 8882
            Wilmington, DE 19899-8882

(*) This shareholder owns 38.99% of the outstanding shares of the Large Cap Fund and thus may be able to affect the outcome of certain matters presented for a vote of shareholders of the Fund.

    On the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of any class of the Value Fund.

    To the best knowledge of the Value Fund, as of the Record Date, no person, except as set forth in the table below, owned of record or beneficially 5% or more of the outstanding voting shares of any class of the Value Fund:

CLASS           NAME AND ADDRESS OF ACCOUNT      SHARE AMOUNT  PERCENTAGE OF CLASS
-----           ---------------------------      ------------  -------------------
  Class A   UBS PaineWebber Inc. for the          22,626.333             28.15%
            benefit of Barbara Brown Platt
            Family Trust U/I 09/19/88
            ROC Page Platt TTEE
            3915 Willow
            Wichita, KS 67218-1238
  Class A   UBS PaineWebber Inc. for the          20,000.259             24.88%
            benefit of The Shirvanian
            Investment Family Partnership
            23 Corporate Plaza #247
            Newport Beach, CA 92660-7934
  Class A   UBS PaineWebber Inc. for the          13,126.753             16.33%
            benefit of Anthony J. Torcasio and
            Faith G. Torcasio JT WROS
            1981 Jelinda Drive
            Montecito, CA 93108-2673
  Class A   UBS PaineWebber Inc. for the           7,928.642              9.86%
            benefit of PaineWebber Cust.
            Phil K. Kemp Rollover IRA
            953 Sylvania Drive
            Dallas, TX 75218-2942
  Class A   UBS PaineWebber Inc. for the           7,571.813              9.42%
            benefit of Mary Lou Towner
            16142 Avenida Venusto #1
            San Diego, CA 92128-3301
  Class B   UBS PaineWebber Inc. for the          13,267.456             39.56%
            benefit of James A. & Dana D.
            Abbott COTTEE FBO
            Abbott Family Trust UAD 2/25/00
            3449 Quiet CV
            Corona Del Mar, CA 92625-1637
  Class B   UBS PaineWebber Inc. for the           2,008.032              5.99%
            benefit of PaineWebber Cust. Alice
            H. Larue
            P.O. Box 1047
            Palmer, AK 99645-1047
  Class B   UBS PaineWebber Inc. for the           1,942.804              5.79%
            benefit of PaineWebber Cust.
            PaineWebber CDN FBO
            John J. Gottwald
            P.O. Box 3321
            Weehawken, NJ 07087-8154

CLASS           NAME AND ADDRESS OF ACCOUNT      SHARE AMOUNT  PERCENTAGE OF CLASS
-----           ---------------------------      ------------  -------------------
  Class B   UBS PaineWebber Inc. for the           1,727.854              5.15%
            benefit of PaineWebber Cust. UBS
            PaineWebber CDN FBO
            James P. Holtzer
            P.O. Box 3321
            Weehawken, NJ 07087-8154
  Class C   UBS PaineWebber Inc. for the           5,230.769             20.87%
            benefit of Lee K. Hodgson
            7895 Mitchell Farm Lane
            Cincinnati, OH 45242-6409
  Class C   UBS PaineWebber for the benefit of     5,205.324             20.77%
            The Crescent Hose Company
            P.O. Box 89
            Northeast, PA 16428-0089
  Class C   UBS PaineWebber Inc. for the           3,851.250             15.37%
            benefit of
            Margaret Hodgson
            7895 Mitchell Farm Lane
            Cincinnati, OH 45242-6409
  Class C   UBS PaineWebber Inc. for the           2,536.154             10.12%
            benefit of PaineWebber Cust. Lee K.
            Hodgson
            7895 Mitchell Farm Lane
            Cincinnati, OH 45242-6409
  Class C   UBS PaineWebber Inc. for the           2,373.371              9.47%
            benefit of Mr. Eric North Anderson
            and Mrs. Maureen Mihm Anderson JT
            WROS
            325 Olde Chapel Trail
            Pittsburgh, PA 15238-1255
  Class C   UBS PaineWebber Inc. for the           1,291.322              5.15%
            benefit of Reynold N. Henry
            137 Wanamaker Road
            Northfield, MA 01360-9664
  Class Y   UBS Global Asset Management (US)     300,001.000(*)           99.85%
            Inc.
            51 W. 52nd Street
            New York, NY 10019-6119

(*) UBS Global AM, a Delaware corporation, owns 68.27% of the outstanding shares of the Value Fund and thus may be able to affect the outcome of certain matters presented for a vote of shareholders of the Fund. UBS Global AM is an indirect wholly-owned subsidiary of UBS.

                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

A Form of Plan of Reorganization for the Value Fund and Large Cap Fund, two series of the Trust

B   Performance Information for the Large Cap Fund

C   Prospectus of the Funds

                                                                       EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

    THIS PLAN OF REORGANIZATION (the "Plan") is adopted by The UBS Funds, a business trust created under the laws of the State of Delaware, with its principal place of business at One North Wacker Drive, Chicago, Illinois 60606
(the "Trust"), as of this   day of         , 2002, on behalf of two of the
Trust's series, the UBS U.S. Value Equity Fund (the "Value Fund") and the UBS U.S. Large Cap Equity Fund (the "Large Cap Fund") (collectively, the "Funds").

    The reorganization (hereinafter referred to as the "Reorganization") will consist of: (i) the acquisition by the Value Fund of substantially all of the property, assets and goodwill, subject to the liabilities, of the Large Cap Fund, in exchange solely for shares of beneficial interest, $0.001 par value, of the UBS U.S. Value Equity Fund-Class A (the "Value Fund Class A Shares"); shares of beneficial interest, $0.001 par value, of the UBS U.S. Value Equity Fund-Class B (the "Value Fund Class B Shares"); shares of beneficial interest, $0.001 par value, of the UBS U.S. Value Equity Fund-Class C (the "Value Fund Class C Shares"); and shares of beneficial interest, $0.001 par value, of the UBS U.S. Value Equity Fund-Class Y (the "Value Fund Class Y Shares") (the Value Fund Class A Shares, the Value Fund Class B Shares, the Value Fund Class C Shares and the Value Fund Class Y Shares are collectively referred to as the "Value Fund Shares"); (ii) the distribution of: (a) the Value Fund Class A Shares to the holders of the UBS U.S. Large Cap Equity Fund-Class A shares (the "Large Cap Fund Class A Shares"), (b) the Value Fund Class B Shares to the holders of the UBS U.S. Large Cap Equity Fund-Class B shares (the "Large Cap Fund Class B Shares"), (c) the Value Fund Class C Shares to the holders of the UBS U.S. Large Cap Equity Fund-Class C shares (the "Large Cap Fund Class C Shares"), and (d) the Value Fund Class Y Shares to the holders of the UBS U.S. Large Cap Equity Fund-Class Y shares (the "Large Cap Fund Class Y Shares") (the Large Cap Fund Class A Shares, the Large Cap Fund Class B Shares, the Large Cap Fund Class C Shares and the Large Cap Fund Class Y Shares are collectively referred to as the "Large Cap Fund Shares"), according to their respective interests, in complete liquidation of the Large Cap Fund; and (iii) the subsequent dissolution of the Large Cap Fund, as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF THE LARGE CAP
FUND.

    (a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Large Cap Fund, will sell, convey, transfer and deliver to the Value Fund at the Closing all of the Large Cap Fund's then existing assets, subject to its liabilities, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) subject to Section 9 of this Plan, pay its proportionate costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the Large Cap Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books as of the close of business on the Valuation Date (as defined in Section 3, hereinafter called the "Valuation Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the close of business on the Valuation Date; and (iii) pay such contingent liabilities as the Board of Trustees, or its designee, shall reasonably deem to exist against the Large Cap Fund, if any, at the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the Large Cap Fund's books (hereinafter called the "Net Assets"). The Large Cap Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Valuation Date.

    (b) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Value Fund, shall, at the Closing, deliver to the Large Cap Fund:
(i) the number of the Value Fund Class A Shares, determined by dividing the net asset value per share of the Large Cap Fund Class A Shares by the net asset value per share of the Value Fund Class A Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund
Class A Shares, as of 4:00 p.m. Eastern time on the Valuation Date; (ii) the number of the Value Fund Class B Shares, determined by dividing the net asset value per share of the Large Cap Fund Class B Shares by the net asset value per share of the Value Fund Class B Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund Class B Shares, as of 4:00 p.m., Eastern time, on the Valuation Date; (iii) the number of the Value Fund Class C Shares, determined by dividing the net asset value per share of the Large Cap Fund Class C Shares by the net asset value per share of the Value Fund Class C Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund Class C Shares, as of 4:00 p.m., Eastern time, on the Valuation Date; and (iv) the number of the Value Fund Class Y Shares, determined by dividing the net asset value per share of the Large Cap Fund Class Y Shares by the net asset value per share of the Value Fund Class Y Shares, and multiplying the result thereof by the number of outstanding Large Cap Fund Class Y Shares, as of 4:00 p.m., Eastern time, on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

    (c) As part of this Plan, the Trust, as soon as practicable following the Closing, shall dissolve the Large Cap Fund and distribute pro rata to the shareholders of record of the Large Cap Fund Shares, as of the close of business on the Valuation Date, the Value Fund Shares received by the Large Cap Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Value Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Valuation Date. Fractional Value Fund Shares shall be carried to the third decimal place.

2. VALUATION.

    (a) The value of the Large Cap Fund Shares' Net Assets to be acquired by the Value Fund hereunder shall be computed as of 4:00 p.m., Eastern time, on the Valuation Date, using the valuation procedures set forth in the Large Cap Fund's currently effective prospectus and statement of additional information.

    (b) The net asset value of a share of beneficial interest of each of the UBS U.S. Large Cap Equity Fund-Class A, UBS U.S. Large Cap Equity Fund-Class B, UBS U.S. Large Cap Equity Fund-Class C and UBS U.S. Large Cap Equity
Fund-Class Y shall be determined to the nearest full cent as of 4:00 p.m., Eastern time, on the Valuation Date, using the valuation procedures set forth in the Large Cap Fund's currently effective prospectus and statement of additional information.

    (c) The net asset value of a share of beneficial interest of the UBS U.S. Value Equity Fund-Class A, UBS U.S. Value Equity Fund-Class B, UBS U.S. Value Equity Fund-Class C and UBS U.S. Value Equity Fund-Class Y shall be determined to the nearest full cent as of 4:00 p.m., Eastern time, on the Valuation Date, using the valuation procedures set forth in the Value Fund's currently effective prospectus and statement of additional information.

3. CLOSING AND VALUATION DATE.

    The Valuation Date shall be October 4, 2002, or such later date as determined by the Trust's officers. The Closing shall take place at the principal office of UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, at approximately 10:00 a.m., Eastern time, on the first business day following the Valuation Date. The Trust, on behalf of the Large Cap Fund, shall have provided for delivery as of the Closing those Net Assets of the Large Cap Fund to be transferred to the account of the Value Fund at the Trust's custodian, J.P. Morgan Chase Bank, 270 Park Avenue, New York, New York 10017. Also, the Trust, on behalf of the Large Cap Fund, shall have prepared and have available at the Closing a list of names and addresses of the holders of record of the Large Cap Fund Class A Shares, the Large Cap Fund
Class B Shares, the Large Cap Fund Class C Shares and the Large Cap Fund

Class Y Shares, all as of 4:00 p.m., Eastern time, on the Valuation Date, certified by the Trust's transfer agent to the best of its knowledge and belief. The Trust, on behalf of the Value Fund, shall have prepared satisfactory evidence that the shares of beneficial interest of the Value Fund to be delivered to the account of the Large Cap Fund at said transfer agent have been registered in an account on the books of the Value Fund in such manner as the officers of the Trust, on behalf of the Large Cap Fund, shall deem appropriate.

4. FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE VALUE FUND.

    (a) The Value Fund is a series of the Trust, a business trust created under the laws of the State of Delaware on August 13, 1993, and is validly existing under the laws of that State. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing, and all of the Value Fund Shares of the Trust sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital.

    (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Value Fund, $0.001 par value, each outstanding share (except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital) of which is duly and validly issued, fully paid, non-assessable, freely transferable and has full voting rights. The Trust is authorized to offer four classes of shares of the Value Fund: UBS U.S. Value Equity Fund-Class A, UBS U.S. Value Equity Fund-Class B, UBS U.S. Value Equity Fund-Class C and UBS U.S. Value Equity Fund-Class Y. An unlimited number of shares of beneficial interest, $0.001 par value, has been allocated and designated to each of the four classes.

    (c) The Trust has the necessary power and authority to conduct the Value Fund's business as such business is now being conducted.

    (d) The Trust, on behalf of the Value Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust (the "Declaration of Trust") or By-laws (the "By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

    (e) The Trust has elected to treat the Value Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Value Fund has qualified as a RIC for each taxable year since its inception; consummation of the transactions contemplated by this Plan will not cause it to fail to be so qualified, and the Value Fund will qualify as a RIC as of the date of the Closing.

5. FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE LARGE CAP FUND.

    (a) The Large Cap Fund is a series of the Trust, a business trust created under the laws of the State of Delaware on August 13, 1993, and is validly existing under the laws of that state. The Trust is duly registered under the 1940 Act as an open-end management investment company, such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing, and all of the Large Cap Fund Shares of the Trust sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital.

    (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Large Cap Fund, $0.001 par value, each outstanding share (except for those shares sold pursuant to the private offering exemption for the purpose of raising the initial capital) of which is duly and validly issued, fully paid, non-assessable, freely transferable, and has full voting rights. The Trust is authorized to offer four classes of shares of the Large Cap
Fund: UBS U.S. Large Cap Equity Fund-Class A, UBS U.S. Large Cap

Equity Fund-Class B, UBS U.S. Large Cap Equity Fund-Class C and UBS U.S. Large Cap Equity Fund-Class Y. An unlimited number of shares of beneficial interest, $0.001 par value, has been allocated and designated to each of the four classes.

    (c) The Trust has the necessary power and authority to conduct the Large Cap Fund's business as such business is now being conducted.

    (d) The Trust, on behalf of the Large Cap Fund, is not a party to or obligated under any provision of the Declaration of Trust or By-laws, or any material contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by the Trust's execution of or performance under this Plan.

    (e) The Trust has elected to treat the Large Cap Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and the Large Cap Fund has qualified as a RIC for each taxable year since its inception, consummation of the transactions contemplated by this Plan will not cause it to fail to be so qualified, and the Large Cap Fund will qualify as a RIC as of the date of the Closing.

6. FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE FUNDS.

    (a) The Trust will create a statement of assets and liabilities for each Fund that will be prepared as of 4:00 p.m., Eastern time, on the Valuation Date, for the purpose of determining the number of Value Fund Shares to be issued pursuant to Section 1 of this Plan, and that will accurately reflect its Net Assets, in the case of the Large Cap Fund, and its net assets, in the case of the Value Fund, and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b) At the Closing, the Funds will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subparagraph 6(a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c) Except as disclosed in the Trust's currently effective prospectus relating to the Funds, there is no material suit, judicial action, or legal, administrative or other proceedings or investigations pending or threatened against either Fund.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by either Fund.

    (e) The Plan and the performance of the transactions contemplated by this Plan have been duly and validly authorized by all necessary action of the Trust's Board of Trustees.

    (f) The Trust anticipates that consummation of the transactions contemplated by this Plan will not cause either Fund to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of each Fund's fiscal year.

    (g) The Trust has the necessary power and authority to conduct the business of the Funds as such business is now being conducted.

7. INTENTIONS OF THE TRUST ON BEHALF OF THE FUNDS.

    (a) The Trust intends to operate each Fund's respective business, as presently conducted, between the date hereof and the Closing.

    (b) The Trust intends that the Value Fund will not acquire the Large Cap Fund Shares for the purpose of making distributions thereof to anyone other than the Large Cap Fund's shareholders.

    (c) The Trust, on behalf of the Large Cap Fund, intends, if the transactions contemplated by this Plan are consummated, to liquidate and dissolve the Large Cap Fund in accordance with this Plan.

    (d) The Trust intends that, by the Closing, all of the Funds' Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

    (e) At the Closing, the Trust, on behalf of the Large Cap Fund, intends to have available a copy of the shareholder ledger accounts, certified by the Trust's transfer agent to the best of its knowledge and belief, for all the shareholders of record of the Large Cap Fund Shares as of 4:00 p.m., Eastern time, on the Valuation Date who are to become shareholders of the Value Fund as a result of the transfer of assets that is the subject of the transactions contemplated by this Plan.

    (f) The Trust intends to mail to each shareholder of record of the Large Cap Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

    (g) The Trust intends to file with the U.S. Securities and Exchange Commission (the "SEC") a registration statement on Form N-14 under the 1933 Act relating to the Value Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the meeting of the shareholders of the Large Cap Fund, and at the Valuation Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE FUNDS.

    The consummation of this Plan hereunder shall be subject to the following respective conditions:

    (a) That: (i) all findings of fact contained herein shall be true and correct as of the Closing, with the same effect as though made as of and at such date; (ii) the performance of all obligations required by this Plan to be performed by the Trust on behalf of the Funds shall occur at or prior to the Closing; and (iii) the Trust shall execute a certificate signed by the Secretary or equivalent officer to the foregoing effect.

    (b) That this Plan shall have been adopted and approved by the appropriate action of the Board of Trustees of the Trust on behalf of each Fund.

    (c) That the SEC shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. Further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of the Value Fund or the Large Cap Fund or would prohibit the transactions contemplated hereby.

    (d) That this Plan shall have been adopted and approved by the appropriate action of the shareholders of the Large Cap Fund at a special meeting of shareholders to be held on September 25, 2002, or such other date as the Trust's officers may determine.

    (e) That a distribution or distributions shall have been declared for the Large Cap Fund, prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to the shareholders of the Large Cap Fund: (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 4:00 p.m., Eastern time, on the Valuation Date;

and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(c) of the Code.

    (f) That there shall be delivered to the Trust an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan, the laws of the State of Delaware and based upon certificates of the officers of the Trust with regard to matters of fact:

        (1) The acquisition by the Value Fund of substantially all the assets of the Large Cap Fund as provided for herein, in exchange for the Value Fund Shares followed by the distribution by the Large Cap Fund to its shareholders of Value Fund Shares in complete liquidation of the Large Cap Fund, as the assumption by the Value Fund of the liabilities of the Large Cap Fund, will qualify as a reorganization within the meaning of
        Section 368(a)(1) of the Code, and the Large Cap Fund and the Value Fund will each be a "party to the reorganization" within the meaning of
        Section 368(b) of the Code;

        (2) No gain or loss will be recognized by the Large Cap Fund upon the transfer of substantially all of its assets to the Value Fund in exchange solely for voting shares of the Value Fund, pursuant to Sections 361(a) and 357(a) of the Code;

        (3) No gain or loss will be recognized by the Large Cap Fund upon the distribution of Value Fund Shares to its shareholders pursuant to the liquidation of the Large Cap Fund (in pursuance of the Plan) pursuant to
        Section 361(c)(1) of the Code;

        (4) No gain or loss will be recognized by the Value Fund upon the receipt of substantially all of the assets of the Large Cap Fund in exchange solely for voting shares of the Value Fund, pursuant to
        Section 1032(a) of the Code;

        (5) The basis of the assets of the Large Cap Fund received by the Value Fund will be the same as the basis of such assets to the Large Cap Fund immediately prior to the exchange, pursuant to Section 362(b) of the Code;

        (6) The holding period of the assets of the Large Cap Fund received by the Value Fund will include the period during which such assets were held by the Large Cap Fund, pursuant to Section 1223(2) of the Code;

        (7) No gain or loss will be recognized to the shareholders of the Large Cap Fund Shares upon the exchange of their shares in the Large Cap Fund solely for voting shares of the Value Fund (including fractional shares to which they may be entitled), pursuant to Section 354(a) of the Code;

        (8) The basis of the Value Fund Shares received by the holders of the Large Cap Fund Shares shall be the same as the basis of the Large Cap Fund Shares exchanged therefor, pursuant to Section 358(a)(1) of the Code;

        (9) The holding period of the Value Fund Shares received by holders of the Large Cap Fund Shares (including fractional shares to which they may be entitled) will include the holding period of the Large Cap Fund Shares surrendered in exchange therefor, provided that the Large Cap Fund Shares were held as a capital asset on the date of the exchange, pursuant to Section 1223(1) of the Code; and

        (10) The Value Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")), the items of the Large Cap Fund described in
        Section 381(c) of the

        Code subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

    (g)  The following findings shall be made:

        (1) Each Fund is a series of the Trust, a business trust organized under the laws of the State of Delaware on August 13, 1993, and the Trust is a validly existing business trust;

        (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of each Fund, $0.001 par value. Each Fund is further divided into four classes of shares, and an unlimited number of shares of beneficial interest, $0.001 par value, has been allocated and designated to each of the four classes. Assuming that the initial shares of beneficial interest of a Fund were issued in accordance with the 1940 Act and the Declaration of Trust and By-laws of the Trust, and that all other outstanding shares of the Fund were sold, issued and paid for in accordance with the terms of the Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, and has full voting rights;

        (3) Each Fund is a diversified series of the Trust, an open-end investment company of the management type registered as such under the 1940 Act;

        (4) The Value Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable; and

        (5) The Registration Statement of the Trust on Form N-1A, of which the prospectus, dated November 5, 2001 (as revised April 8, 2002) and as supplemented from time to time, of the Funds is a part (the "Prospectus"), is, upon the effective date of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such Registration Statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the SEC under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or upon the effective date of this Plan, or at the Closing, such Prospectus, as supplemented to date in accordance with Rule 497(e) of the 1933 Act (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

    (h) That the Trust's Registration Statement with respect to the Value Fund Shares to be delivered to the shareholders of the Large Cap Fund in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Valuation Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (i) That the Value Fund Shares to be delivered hereunder shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the Value Fund Shares lawfully to be delivered to each holder of the Large Cap Fund Shares.

    (j) That, at the Closing, there shall be transferred to the Value Fund, aggregate Net Assets of the Large Cap Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of the Large Cap Fund on the Valuation Date.

    (k) That all required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state blue sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Large Cap Fund or the Value Fund.

    (l) That there be delivered to the Value Fund on behalf of the Large Cap Fund information concerning the tax basis of the Large Cap Fund in all securities transferred to the Value Fund, together with shareholder information, including the names, addresses, and taxpayer identification numbers of the shareholders of the Large Cap Fund as of the date of the Closing, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Large Cap Fund with respect to each shareholder.

9. EXPENSES.

    The expenses of entering into and carrying out the provisions of this Plan shall be borne one-half by the Funds and one-half by UBS Global Asset Management (Americas) Inc. The expenses borne by the Funds will be borne one-half by each Fund.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

    (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the transactions contemplated by the Plan abandoned at any time (whether before or after approval thereof by the shareholders of the Large Cap Fund) prior to the Closing, or the Closing may be postponed by the Trust by resolution of the Board of Trustees, if circumstances develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

    (b) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and the Trust, the Large Cap Fund, the Value Fund, the Trust's trustees, officers, or agents or the shareholders of the Large Cap Fund or the Value Fund shall not have any liability in respect of this Plan.

    (c) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Board of Trustees, on behalf of either the Large Cap Fund or the Value Fund, if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to the shareholders of either the Large Cap Fund or the Value Fund, on behalf of whom such action is taken.

    (d) If any order or orders of the SEC with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan, without further vote or approval of the shareholders of the Large Cap Fund or the Value Fund, unless such further vote is required by applicable law or such terms and conditions shall result in a change in the method of computing the number of the Value Fund Shares to be issued to the Large Cap Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of the Large Cap Fund and the Value Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless the Trust shall promptly call a special meeting of the shareholders of the Large Cap Fund and/or the Value Fund at which such conditions so imposed shall be submitted for approval.

           EFFECTIVE DATE AND DATE OF TRUSTEE ADOPTION, JUNE 3, 2002

                                                                       EXHIBIT B

                 PERFORMANCE INFORMATION FOR THE LARGE CAP FUND

    The following is performance information for the Large Cap Fund. Performance information is not provided for the Value Fund because it has not completed a full calendar year of operations.

RISK/RETURN BAR CHART AND TABLE

    The following bar chart and table reflect performance information for the Class Y shares of the Large Cap Fund, and the table reflects performance information for the Class Y and Class A shares of the Large Cap Fund. Performance information of the Class B and Class C shares is not included because they have not completed one full year of operations.

    The bar chart and table give an indication of the Large Cap Fund's risks and performance. The bar chart shows you how the Large Cap Fund's performance has varied from year to year. The table compares the Large Cap Fund's performance over time to that of a broad measure of market performance. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1999 IS THE LARGE CAP FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1999                -11.05%
2000                  2.18%
2001                 -0.43%

Total Return January 1 to June 30, 2002: -9.12%
Best quarter during calendar years shown: Q4 2001: 10.38%
Worst quarter during calendar years shown: Q3 1999: -15.36%

AVERAGE ANNUAL TOTAL RETURNS
    as of December 31, 2001

CLASS                                 CLASS Y    CLASS A    S&P 500
(INCEPTION DATE)                     (4/30/98)  (4/30/98)*  INDEX(1)
----------------                     ---------  ----------  --------
One Year...........................    -0.43%     -6.01%    -11.88%
Life of Class Y....................    -1.59%        N/A      0.63%
Life of Class A....................       N/A      -3.33      0.63%

-------------------

  * The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.

(1) The S&P 500 Index is a broad capitalization market-weighted index that includes common stocks of the leading companies in the top industries in the U.S. It is designed to provide a representative indication of the capitalization and return of the large cap U.S. equity market.

                                                                       EXHIBIT C

    [THE PROSPECTUS OF THE FUNDS AS PREVIOUSLY FILED VIA EDGAR IS INCORPORATED HEREIN BY REFERENCE AND WILL BE INCLUDED WITH THE MAILING TO SHAREHOLDERS.]

                           PLEASE SIGN, DATE AND RETURN
                               YOUR PROXY TODAY.

                  Please detach at perforation before mailing.

PROXY                                                                     PROXY
                       SPECIAL MEETING OF SHAREHOLDERS OF
                         UBS U.S. LARGE CAP EQUITY FUND

                               SEPTEMBER 25, 2002

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF THE UBS FUNDS. The undersigned shareholders of UBS U.S. Large Cap Equity Fund, a series of The UBS Funds, hereby revoke all previous proxies for his or her shares and appoints as proxies David M. Goldenberg, Rita Rubin, and Marissa Duran-Cruz, and each of them (with the power of substitution) to vote for the undersigned all shares of beneficial interest of the undersigned in the UBS U.S. Large Cap Equity Fund at the Special Meeting of Shareholders to be held at 10:00 a.m., Eastern time, on September 25, 2002 at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114, and any adjournment thereof ("Meeting"), with all the power the undersigned would have if personally present. The shares represented by this card will be voted as instructed. UNLESS INDICATED TO THE CONTRARY, THIS PROXY SHALL BE DEEMED TO GRANT AUTHORITY TO VOTE "FOR" PROPOSAL 1 RELATING TO THE REORGANIZATION OF UBS U.S. LARGE CAP EQUITY FUND INTO UBS U.S. VALUE EQUITY FUND, ANOTHER SERIES OF THE UBS FUNDS. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXIES WERE NOT AWARE PRIOR TO THE TIME OF SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXIES TO VOTE IN THEIR DISCRETION.

                                    VOTE VIA THE INTERNET:  www.proxyweb.com
                                    VOTE VIA THE TELEPHONE: 1-888-221-0689
                                    CONTROL NUMBER:

                                    Note: If shares are held by an individual, sign your name exactly as it appears on this card. If shares are held jointly, either party may sign, but the name of the party signing should conform exactly to the name shown on this card. If shares are held by a corporation, partnership or similar account, the name and the capacity of the individual signing should be indicated unless it is reflected in the form of registration. For example: "ABC Corp., John Doe, Treasurer."

                                    -------------------------------------------
                                    Signature


                                    -------------------------------------------
                                    Signature (if held jointly)


                                    -------------------------------------------
                                    Date

              PLEASE MARK YOUR VOTE ON THE REVERSE SIDE OF THIS CARD

                       PLEASE SIGN, DATE AND RETURN YOUR
                                  PROXY TODAY.

                    Please detach at perforation before mailing.

Please date and sign the reverse side of this proxy and return it promptly in the enclosed envelope. This proxy will not be voted unless it is dated and signed exactly as instructed.

When properly signed, the proxy will be voted as instructed below. If no instruction is given for the proposal, voting will be made "For" the proposal.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING PROPOSAL.

                                                 FOR     AGAINST      ABSTAIN

1. To approve a Plan of Reorganization with      / /       / /          / /
respect to the UBS U.S. Large Cap Equity Fund
(the "Large Cap Fund") and UBS U.S. Value Equity
Fund (the "Value Fund"), both series of The UBS
Funds, that provides for the acquisition of substantially all of the assets, subject to the liabilities, of the Large Cap Fund in exchange for shares of the Value Fund, the distribution of such shares to the shareholders of the Large Cap
Fund, and the complete liquidation and dissolution of the Large Cap Fund.



            PLEASE DATE AND SIGN THE REVERSE SIDE OF THIS CARD.

Part B

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                                 THE UBS FUNDS
                              DATED JULY 29, 2002

Acquisition of the Assets of
UBS U.S. LARGE CAP EQUITY FUND

By and in exchange for shares of
UBS U.S. VALUE EQUITY FUND

(each a series of The UBS Funds)

    This Statement of Additional Information (SAI) relates specifically to the proposed acquisition (the "Transaction") of substantially all of the assets, subject to the liabilities, of UBS U.S. Large Cap Equity Fund (the "Large Cap Fund"), a series of The UBS Funds (the "Trust"), in exchange for shares of UBS U.S. Value Equity Fund (the "Value Fund"), another series of the Trust.

    This SAI also includes the following documents, which are attached to and legally considered to be a part of this SAI:

    1. Additional Information Regarding the Management of the Trust and the Investment Advisory Agreement for the Value Fund.

    2. Pro Forma Financial Statements reflecting the financial situation of the Value Fund following the Transaction as if the Transaction had taken place on December 31, 2001.

    3. Statement of Additional Information of the Value Fund and Large Cap Fund, dated November 5, 2001 (as revised April 8, 2002) and as supplemented through the date hereof.

    4. Semi-Annual Report of the Value Fund and the Large Cap Fund for the fiscal period ended December 31, 2001.

    5. Annual Report of the Large Cap Fund for the fiscal year ended June 30, 2001.

    This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement, dated July 29, 2002, relating to the Transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-647-1568 or by writing to the Trust at 51 West 52nd Street, 16th Floor, New York, New York 10019-6114.

        ADDITIONAL INFORMATION REGARDING THE MANAGEMENT OF THE TRUST AND
              THE INVESTMENT ADVISORY AGREEMENT FOR THE VALUE FUND
                            MANAGEMENT OF THE TRUST

    The following information supplements the information provided in the Funds' Statement of Additional Information regarding the Trustees and officers of the Trust. Capitalized terms not defined herein have the meanings assigned in the Statement of Additional Information.

TRUSTEES AND OFFICERS

    Listed in the tables below, for each Trustee, is a brief description of the Trustee's experience as a Trustee of the Trust and as a director or trustee of other investment companies, as well as other recent professional experience:

INDEPENDENT TRUSTEES

                                                                                  PORTFOLIOS WITHIN
                                             TERM OF                                  THE FUND
                                          OFFICE(1) AND                                COMPLEX
                                            LENGTH OF     PRINCIPAL OCCUPATION       OVERSEEN BY       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS       POSITION         SERVICE      DURING PAST 5 YEARS        TRUSTEE(2)          HELD BY TRUSTEE
---------------------       --------      -------------   --------------------    -----------------    -------------------
Walter E. Auch               Trustee      Trustee since   Retired; prior         39 portfolios in      Trustee, Advisors
6001 N. 62nd Place                           1994         thereto, Chairman      two registered        Series Trust since
Paradise Valley, AZ                                       and CEO of Chicago     investment            1997 (16
85253                                                     Board of Options       companies advised     portfolios);
Age: 81                                                   Exchange 1979-1986.    by the Advisor        Trustee, Smith
                                                          Trustee, UBS                                 Barney Fund Complex
                                                          Supplementary Trust                          since 1992 (27
                                                          since 1997.                                  portfolios);
                                                                                                       Trustee, Nicholas
                                                                                                       Applegate
                                                                                                       Institutional Funds
                                                                                                       since 1992 (19
                                                                                                       portfolios);
                                                                                                       Trustee, Banyan
                                                                                                       Strategic Realty
                                                                                                       Trust since 1988;
                                                                                                       Director, Express
                                                                                                       America Holdings
                                                                                                       Corp. since 1992;
                                                                                                       and Director,
                                                                                                       Semele Group Inc.
                                                                                                       since 1987.
Frank K. Reilly           Chairman and    Trustee since   Professor,             40 Portfolios in      Director, Discover
College of Business          Trustee         1993         University of Notre    three registered      Bank since 1993;
Administration                                            Dame since 1982;       investment            Director, Morgan
University of Notre Dame                                  Trustee, UBS           companies advised     Stanley Trust, FSB
Notre Dame, IN 46556                                      Supplementary Trust    by the Advisor        since 1996; and
Age: 66                                                   since 1997; and                              Director, NIBCO,
                                                          Director, Battery                            Inc. since 1993.
                                                          Park Funds Inc.
                                                          (1995-2001).
Edward M. Roob               Trustee      Trustee since   Retired; prior         40 portfolios in      Trustee, CCM Fund
841 Woodbine Road                            1995         thereto, Senior Vice   three registered      Complex since 2001
Northbrook, IL 60002                                      President, Daiwa       investment            (9 portfolios).
Age: 67                                                   Securities America     companies advised
                                                          Inc. 1986-1993;        by the Advisor
                                                          Trustee, UBS
                                                          Supplementary Trust
                                                          since 1997; Direc-
                                                          tor, UBS Global
                                                          Asset Management
                                                          Trust Company since
                                                          1993; and Committee
                                                          Member, Chicago
                                                          Stock Exchange
                                                          1993-1999.

INTERESTED TRUSTEE

                                                                                  PORTFOLIOS WITHIN
                                             TERM OF                                  THE FUND
                                          OFFICE(1) AND                                COMPLEX
                                            LENGTH OF     PRINCIPAL OCCUPATION       OVERSEEN BY       OTHER DIRECTORSHIPS
NAME, AGE AND ADDRESS       POSITION         SERVICE      DURING PAST 5 YEARS        TRUSTEE(2)          HELD BY TRUSTEE
---------------------       --------      -------------   --------------------    -----------------    -------------------
Brian M. Storms            Trustee and    Trustee and     Chief Operating        39 portfolios in      None
51 W. 52nd Street           President      President      Officer since          two registered
16th Floor                                since 2001      September 2001 and     investment
New York, NY 10019                                        President of UBS       companies advised
Age: 47                                                   Global AM since        by the Advisor
                                                          March 1999.
                                                          Director, President
                                                          and Chief Operating
                                                          Officer of the
                                                          Advisor since 2001.
                                                          President and Chief
                                                          Operating Officer of
                                                          UBS Global Asset
                                                          Management (New
                                                          York) Inc. since
                                                          October 2001. Chief
                                                          Executive Officer of
                                                          UBS Global AM
                                                          (2000-2001);
                                                          President,
                                                          Prudential
                                                          Investments
                                                          (1996-1999);
                                                          President,
                                                          Prudential mutual
                                                          annuity and managed
                                                          money businesses
                                                          (1996-1998); and
                                                          Managing Director,
                                                          Fidelity Investments
                                                          (prior to 1996).
                                                          Trustee, UBS
                                                          Supplementary Trust
                                                          since 2001. Mr.
                                                          Storms is president
                                                          of 22 other
                                                          investment companies
                                                          (consisting of 46
                                                          portfolios) for
                                                          which UBS Global AM,
                                                          the Advisor, UBS
                                                          PaineWebber or one
                                                          of their affiliates
                                                          serves as an
                                                          investment advisor,
                                                          sub-advisor or
                                                          manager.

--------------------------
(1)   Each Trustee holds office for an indefinite term.

(2) Each Trustee currently serves on the Board of the Trust and the Board of Trustees of UBS Relationship Funds. Messrs. Reilly and Roob also serve on the Board of Directors of Fort Dearborn Income Securities, Inc.

    The Trustees, as of December 31, 2001, beneficially owned the following equity securities of the series of the Trust and, on an aggregated basis, equity securities in other funds overseen by the Trustees in the Family Funds:

INDEPENDENT TRUSTEES

                                                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                         SECURITIES IN ALL FUNDS OVERSEEN
                                        DOLLAR RANGE OF EQUITY                                          BY
NAME OF TRUSTEE                       SECURITIES IN THE UBS FUNDS                           TRUSTEE IN FAMILY FUNDS(1)
---------------                       ---------------------------                        --------------------------------
Walter E. Auch   UBS Equity Fund (Class Y) -- $10,001 to $50,000                               $10,001 to $50,000
Frank K. Reilly  UBS Global Balanced Fund (Class Y) -- over $100,000                             Over $100,000
                 UBS Small Cap Growth Fund (Class Y) -- less than $10,000
Edward M. Roob   UBS Global Balanced Fund (Class Y) -- over $100,000                             Over $100,000

INTERESTED TRUSTEE

                                                                                         AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                         SECURITIES IN ALL FUNDS OVERSEEN
                                        DOLLAR RANGE OF EQUITY                                          BY
NAME OF TRUSTEE                       SECURITIES IN THE UBS FUNDS                           TRUSTEE IN FAMILY FUNDS(1)
---------------                       ---------------------------                        --------------------------------
Brian M. Storms                                   $0                                                   $0

--------------------------
(1) This represents the aggregate dollar value of the shares owned by each Trustee in the registered investment companies in the Family Funds for which the Trustee serves as a director or trustee. The Family Funds include funds for which the Advisor is the investment advisor or UBS Global AM is the principal underwriter.

COMMITTEES OF THE BOARD OF TRUSTEES

    The Audit Committee of the Board of Trustees met once during the fiscal year ended June 30, 2001. Messrs. Auch, Reilly and Roob currently serve on the Audit Committee. Each Trustee who serves on the Audit Committee attended that meeting. The Audit Committee has the responsibility, among other things, to:
(i) recommend the selection of the Trust's independent auditors; (ii) review and approve the scope of the independent auditors' audit activity; (iii) review the audited financial statements; and (iv) review with such independent auditors the adequacy of the funds' basic accounting system and the effectiveness of the funds' internal controls.

OFFICERS

    The table below provides additional information regarding the officers of the Trust, including information about the titles they hold with the Trust and their principal occupations during the past five years.

                                             TERM OF OFFICE
                          POSITIONS HELD     AND LENGTH OF                  PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE     WITH THE TRUST      TIME SERVED*                 DURING THE PAST 5 YEARS
---------------------     --------------     --------------                -----------------------
Amy R. Doberman***      Vice President and    Since 2000      Managing Director and General Counsel, UBS Global
Age: 40                     Secretary                         AM since 2000. General Counsel, Aeltus Investment
                                                              Management, Inc. 1997-2000; and previously,
                                                              Assistant Chief Counsel, Division of Investment
                                                              Management, SEC. Vice President and Secretary of
                                                              UBS Supplementary Trust and Vice President and
                                                              Secretary of 24 other investment companies
                                                              (consisting of 85 portfolios) for which UBS Global
                                                              AM, UBS Global Asset Management (Americas) Inc.,
                                                              UBS PaineWebber or one of their affiliates serves
                                                              as investment advisor, sub-advisor or manager.

                                             TERM OF OFFICE
                          POSITIONS HELD     AND LENGTH OF                  PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE     WITH THE TRUST      TIME SERVED*                 DURING THE PAST 5 YEARS
---------------------     --------------     --------------                -----------------------
David M. Goldenberg***  Vice President and    Since 2002      Executive Director and Deputy General Counsel, UBS
Age: 35                     Assistant                         Global AM. Director, legal affairs at Lazard Asset
                            Secretary                         Management 2000-2002; Global Director of
                                                              Compliance, SSB Citi Asset Management Group
                                                              1998-2000; Associate General Counsel, Smith Barney
                                                              Asset Management 1996-1998; and previously, Branch
                                                              Chief and Senior Counsel, Division of Investment
                                                              Management, SEC. Vice President and Assistant
                                                              Secretary of UBS Supplementary Trust and 24 other
                                                              investment companies (consisting of 85 portfolios)
                                                              for which UBS Global AM, UBS Global Asset
                                                              Management (Americas) Inc., UBS PaineWebber or one
                                                              of their affiliates serves as investment advisor,
                                                              sub-advisor or manager.
Paul H. Schubert****      Treasurer and       Since 2001      Executive Director and Head of the Mutual Fund
Age: 39                     Principal                         Finance Department, UBS Global AM. Treasurer and
                        Accounting Officer                    Principal Accounting Officer of UBS Supplementary
                                                              Trust and two investment companies (consisting of
                                                              39 portfolios) and Vice President and Treasurer of
                                                              22 other investment companies (consisting of 46
                                                              portfolios) for which UBS Global AM, UBS Global
                                                              Asset Management (Americas) Inc., UBS PaineWebber
                                                              or one of their affiliates serves as investment
                                                              advisor, sub-advisor or manager.
David E. Floyd**            Assistant         Since 1998      Director, UBS Global Asset Management (Americas)
Age: 33                     Secretary                         Inc. since 2000; Associate Director, UBS Global
                                                              Asset Management (Americas) Inc. 1998-2000;
                                                              Associate, UBS Global Asset Management (Americas)
                                                              Inc. 1994-1998; Trust Officer, UBS Global Asset
                                                              Management Trust Company since 2000; Assistant
                                                              Trust Officer, UBS Global Asset Management Trust
                                                              Company 1993-2000; and Assistant Secretary of UBS
                                                              Supplementary Trust and two investment companies
                                                              (consisting of 39 portfolios) for which UBS Global
                                                              AM, UBS Global Asset Management (Americas) Inc.,
                                                              UBS PaineWebber or one of their affiliates serves
                                                              as investment advisor, sub-advisor or manager.
Mark F. Kemper**            Assistant         Since 1999      Executive Director, UBS Global Asset Management
Age: 44                     Secretary                         (Americas) Inc. since 2001; Director, UBS Global
                                                              Asset Management (Americas) Inc. 1997-2001;
                                                              Partner, UBS Global Asset Management (Americas)
                                                              Inc. 1993-1997; Secretary, UBS Global Asset
                                                              Management (Americas) Inc. since 1999; Assistant
                                                              Secretary, UBS Global Asset Management (Americas)
                                                              Inc. 1993-1999; Assistant Secretary, UBS Global
                                                              Asset Management Trust Company since 1993;
                                                              Secretary, UBS Global Asset Management (New York)
                                                              Inc. since 1998; Assistant Secretary, Brinson
                                                              Holdings, Inc. 1993-1998; and Assistant Secretary
                                                              of UBS Supplementary Trust and two investment
                                                              companies (consisting of 39 portfolios) for which
                                                              UBS Global AM, UBS Global Asset Management
                                                              (Americas) Inc., UBS PaineWebber or one of their
                                                              affiliates serves as investment advisor,
                                                              sub-advisor or manager.

                                             TERM OF OFFICE
                          POSITIONS HELD     AND LENGTH OF                  PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE     WITH THE TRUST      TIME SERVED*                 DURING THE PAST 5 YEARS
---------------------     --------------     --------------                -----------------------
Joseph T. Malone****        Assistant         Since 2001      Director and a senior manager of the mutual fund
Age: 34                     Treasurer                         finance department, UBS Global AM since June 2001;
                                                              Controller, AEA Investors Inc. 2000-2001; Manager,
                                                              Investment Management Services Department of
                                                              PricewaterhouseCoopers LLC 1998-2000; Vice
                                                              President, Mutual Fund Services Group, Bankers
                                                              Trust & Co. prior to 1998; Assistant Treasurer of
                                                              three investment companies for which UBS Global
                                                              Asset Management (Americas) Inc., UBS Global AM,
                                                              UBS PaineWebber or one of their affiliates serves
                                                              as investment advisor, sub-advisor or manager.

--------------------------

*   Each officer serves for an indefinite term at the pleasure of the Board.

** This person's business address is UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606.

*** This person's business address is UBS Global Asset Management (US) Inc., 51
    West 52nd Street, New York, NY 10019-6114.

****This person's business address is UBS Global Asset Management (US) Inc.,
    Newport Center III, 499 Washington Blvd., 14th Floor, Jersey City, NJ 07310-1998.

                INVESTMENT ADVISORY AGREEMENT FOR THE VALUE FUND

    The following discussion supplements the information provided in the Funds' Statement of Additional Information regarding the investment advisory agreement of the Value Fund:

    At the meeting of the Trust's Board of Trustees held on March 18, 2002, the Trustees considered and approved, for a period of one-year, the continuation of the investment advisory agreement between the Trust, on behalf of the Value Fund, and the Advisor. In considering the continuance of the investment advisory agreement, the Trustees analyzed the nature, quality and scope of the Advisor's services, the revenues received and expenses incurred (actual and projected) by the Advisor in performing the services required under the investment advisory agreement and the cost allocation methods used in calculating such expenses. The Trustees considered the fees paid to the Advisor under the investment advisory agreement, as well as any compensation paid to the Advisor or its affiliates for other non-advisory services provided to the Value Fund. The Trustees reviewed the Value Fund's fees and expense ratio in comparison to the fees and expenses of comparable funds. The Trustees also reviewed the Advisor's profitability in managing the Value Fund; the possible economies of scale to the Advisor; and the ability of the Advisor to continue to perform the services contemplated under the investment advisory agreement.

    The Trustees also evaluated: (i) the performance of the Value Fund in comparison to the performance of funds with a similar objective and policies and the performance of the Fund's benchmark index, (ii) the relevant investment advisory personnel at the Advisor, and the Advisor's in-house research capabilities, as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Value Fund and the Advisor's other investment advisory clients, and (iii) compliance with the Value Fund's investment restrictions, relevant tax and reporting requirements, procedures of the Advisor with respect to possible conflicts of interest, including the Advisor's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures.

    The Trustees gave substantial consideration to the fees payable under the investment advisory agreement. In this regard, the Trustees evaluated the Advisor's profitability with respect to the Value Fund, including consideration of so-called "fallout benefits" to the Advisor or its affiliates, such as, for example, value derived from serving as investment advisor to the Value Fund, and the research services available to the Advisor by reason of brokerage commissions from other funds. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Advisor, the Trustees concluded that the fees to be paid under the investment advisory agreement were fair and reasonable, and the scope and quality of the Advisor's services to the Value Fund were consistent with the Fund's operational requirements and sufficient to approve the continuance of the investment advisory agreement between the Trust and the Advisor.

                         PRO FORMA FINANCIAL STATEMENTS

PRO FORMA STATEMENT OF INVESTMENTS                             DECEMBER 31, 2001

                                                                  SHARES                                MARKET VALUE
                                           ----------------------------------------------------    -----------------------
                                               US VALUE             US LARGE         PRO FORMA     US VALUE      US LARGE
                                                EQUITY             CAP EQUITY         COMBINED      EQUITY      CAP EQUITY
                                           -----------------    -----------------    ----------    ---------    ----------
U.S. EQUITIES -- 95.25%
AUTOS/DURABLES -- 2.24%
Johnson Controls, Inc....................                550                              550        44,412
Lear Corp. (b)...........................                950                              950        36,233
W.W. Grainger, Inc.......................              1,550                            1,550        74,400
                                                                                                   ---------
                                                                                                    155,045
                                                                                                   ---------
BANKS -- 7.00%
FleetBoston Financial Corp...............              2,050                1,785       3,835        74,825        65,152
GreenPoint Financial Corp................              2,350                            2,350        84,012
PNC Financial Services Group.............              1,300                  900       2,200        73,060        50,580
US Bancorp...............................                                   1,950       1,950                      40,814
Wells Fargo and Co.......................                                   2,200       2,200                      95,590
                                                                                                   ---------    ---------
                                                                                                    231,897       252,136
                                                                                                   ---------    ---------
BROADCASTING & PUBLISHING -- 0.80%
Viacom, Inc. (b).........................              1,250                            1,250        55,188
                                                                                                   ---------
BUSINESS & PUBLIC SERVICE -- 1.23%
Omnicom Group............................                                     950         950                      84,883
                                                                                                                ---------
CAPITAL GOODS -- 1.86%
Illinois Tool Works, Inc.................              1,300                            1,300        88,036
Pentair, Inc.............................              1,100                            1,100        40,161
                                                                                                   ---------
                                                                                                    128,197
                                                                                                   ---------
CHEMICALS -- 2.11%
Advanced Micro Devices (b)...............                                   1,650          --                      26,169
Dow Chemical Co..........................              2,500                1,050       3,550        84,450        35,469
                                                                                                   ---------    ---------
                                                                                                     84,450        61,638
                                                                                                   ---------    ---------
COMPUTER SOFTWARE -- 2.69%
EMC Corp (b).............................                                   1,800          --                      24,192
Computer Sciences Corp. (b)..............              1,750                            1,750        85,715
Microsoft Corp. (b)......................                                   1,150          --                      76,188
                                                                                                   ---------    ---------
                                                                                                     85,715       100,380
                                                                                                   ---------    ---------
COMPUTER SYSTEMS -- 0.39%
Cisco Systems, Inc. (b)..................                                   1,500       1,500                      27,165
                                                                                                                ---------
ELECTRIC COMPONENTS -- 0.29%
Micron Technology, Inc. (b)..............                                     650         650                      20,150
                                                                                                                ---------
ENERGY -- 7.18%
American Electric Power Co., Inc.........                                     910          --                      39,612
Conoco, Inc..............................              2,000                            2,000        56,600
DTE Energy Co............................              1,100                            1,100        46,134
Exxon Mobil Corp.........................              4,400                2,550       6,950       172,920       100,215
FirstEnergy Corp.........................                514                              514        17,980
Progress Energy, Inc.....................                                   1,400       1,400                      63,042
                                                                                                   ---------    ---------
                                                                                                    293,634       202,869
                                                                                                   ---------    ---------

                                                   MARKET VALUE
                                           -----------------------------
                                                              PRO FORMA
                                           ADJUSTMENTS(A)     COMBINED^
                                           --------------    -----------
U.S. EQUITIES -- 95.25%
AUTOS/DURABLES -- 2.24%
Johnson Controls, Inc....................                        44,412
Lear Corp. (b)...........................                        36,233
W.W. Grainger, Inc.......................                        74,400
                                                              ---------
                                                                155,045
                                                              ---------
BANKS -- 7.00%
FleetBoston Financial Corp...............                       139,977
GreenPoint Financial Corp................                        84,012
PNC Financial Services Group.............                       123,640
US Bancorp...............................                        40,814
Wells Fargo and Co.......................                        95,590
                                                              ---------
                                                                484,033
                                                              ---------
BROADCASTING & PUBLISHING -- 0.80%
Viacom, Inc. (b).........................                        55,188
                                                              ---------
BUSINESS & PUBLIC SERVICE -- 1.23%
Omnicom Group............................                        84,883
                                                              ---------
CAPITAL GOODS -- 1.86%
Illinois Tool Works, Inc.................                        88,036
Pentair, Inc.............................                        40,161
                                                              ---------
                                                                128,197
                                                              ---------
CHEMICALS -- 2.11%
Advanced Micro Devices (b)...............      (26,169)              --
Dow Chemical Co..........................                       119,919
                                              --------        ---------
                                               (26,169)         119,919
                                              --------        ---------
COMPUTER SOFTWARE -- 2.69%
EMC Corp (b).............................      (24,192)              --
Computer Sciences Corp. (b)..............                        85,715
Microsoft Corp. (b)......................      (76,188)              --
                                              --------        ---------
                                              (100,380)          85,715
                                              --------        ---------
COMPUTER SYSTEMS -- 0.39%
Cisco Systems, Inc. (b)..................                        27,165
                                                              ---------
ELECTRIC COMPONENTS -- 0.29%
Micron Technology, Inc. (b)..............                        20,150
                                                              ---------
ENERGY -- 7.18%
American Electric Power Co., Inc.........      (39,612)              --
Conoco, Inc..............................                        56,600
DTE Energy Co............................                        46,134
Exxon Mobil Corp.........................                       273,135
FirstEnergy Corp.........................                        17,980
Progress Energy, Inc.....................                        63,042
                                              --------        ---------
                                               (39,612)         456,891
                                              --------        ---------

                                                                  SHARES                                MARKET VALUE
                                           ----------------------------------------------------    -----------------------
                                               US VALUE             US LARGE         PRO FORMA     US VALUE      US LARGE
                                                EQUITY             CAP EQUITY         COMBINED      EQUITY      CAP EQUITY
                                           -----------------    -----------------    ----------    ---------    ----------
FINANCIAL SERVICES -- 17.29%
American International Group, Inc........              1,684                  742       2,426       133,710        58,915
CIGNA Corp...............................                500                  550       1,050        46,325        50,957
Citigroup, Inc...........................              3,950                2,196       6,146       199,396       110,854
Freddie Mac..............................              1,400                1,550       2,950        91,560       101,370
JP Morgan Chase & Co.....................              2,650                            2,650        96,328
Morgan Stanley Dean Witter & Co..........              1,550                  900       2,450        86,707        50,346
U.S. Bancorp.............................              2,100                            2,100        43,953
Wells Fargo & Co.........................              2,850                            2,850       123,832
                                                                                                   ---------    ---------
                                                                                                    821,811       372,442
                                                                                                   ---------    ---------
FOOD & HOUSE PRODUCTS -- 2.72%
Sara Lee Corp............................              3,800                4,645       8,445        84,474       103,258
                                                                                                   ---------    ---------
                                                                                                     84,474       103,258
                                                                                                   ---------    ---------
HEALTH: DRUGS -- 7.89%
Abbott Laboratories......................              1,750                1,650       3,400        97,563        91,987
Allergan, Inc............................                                     850          --                      63,793
American Home Products Corp..............              1,750                1,500       3,250       107,380        92,040
Cephalon, Inc. (b).......................                650                              650        49,130
Eli Lilly and Co.........................                                     550         550                      43,197
                                                                                                   ---------    ---------
                                                                                                    254,073       291,017
                                                                                                   ---------    ---------
HEALTH: NON-DRUGS -- 7.19%
Baxter International, Inc................              1,300                2,050       3,350        69,719       109,941
Johnson & Johnson........................              1,200                1,650       2,850        70,920        97,515
United Health Group, Inc.................              1,050                1,050       2,100        74,308        74,309
                                                                                                   ---------    ---------
                                                                                                    214,947       281,765
                                                                                                   ---------    ---------
LEISURE & TOURISM -- 0.48%
Walt Disney Co...........................              1,600                            1,600        33,152
                                                                                                   ---------
METALS-NON-FERROUS -- 3.85%
Illinois Tool Works, Inc.................                                   1,450       1,450                      98,194
Masco Corp...............................              2,800                4,050       6,850        68,600        99,225
                                                                                                   ---------    ---------
                                                                                                     68,600       197,419
                                                                                                   ---------    ---------
RETAIL/APPAREL -- 5.01%
Kroger Co. (b)...........................              4,400                4,650       9,050        91,828        97,046
Newell Rubbermaid, Inc...................              2,300                2,300       4,600        63,411        63,411
Target Corp..............................                                     750          --                      30,788
                                                                                                   ---------    ---------
                                                                                                    155,239       191,245
                                                                                                   ---------    ---------
SERVICES/MISCELLANEOUS -- 6.77%
Computer Sciences Corp...................                                   2,050       2,050                     100,409
Ensco International, Inc.................              1,650                            1,650        41,002
First Data Corp..........................                500                  750       1,250        39,225        58,837
Household International, Inc.............              1,600                  850       2,450        92,704        49,249
Martin Marietta Materials, Inc...........                800                              800        37,280
McGraw -- Hill Companies, Inc............                                     800          --                      48,784
                                                                                                   ---------    ---------
                                                                                                    210,211       257,279
                                                                                                   ---------    ---------
TECHNOLOGY -- 3.93%
Analog Devices, Inc. (b).................                                     850          --                      37,732
Compaq Computer Corp.....................                                   2,700          --                      26,352
Compuware Comp. (b)......................                                   3,650          --                      43,033
Motorola, Inc............................              1,900                            1,900        28,538
United Technologies Corp.................              1,000                1,100       2,100        64,630        71,093
                                                                                                   ---------    ---------
                                                                                                     93,168       178,210
                                                                                                   ---------    ---------

                                                   MARKET VALUE
                                           -----------------------------
                                                              PRO FORMA
                                           ADJUSTMENTS(A)     COMBINED^
                                           --------------    -----------
FINANCIAL SERVICES -- 17.29%
American International Group, Inc........                       192,625
CIGNA Corp...............................                        97,282
Citigroup, Inc...........................                       310,250
Freddie Mac..............................                       192,930
JP Morgan Chase & Co.....................                        96,328
Morgan Stanley Dean Witter & Co..........                       137,053
U.S. Bancorp.............................                        43,953
Wells Fargo & Co.........................                       123,832
                                                              ---------
                                                              1,194,253
                                                              ---------
FOOD & HOUSE PRODUCTS -- 2.72%
Sara Lee Corp............................                       187,732
                                                              ---------
                                                                187,732
                                                              ---------
HEALTH: DRUGS -- 7.89%
Abbott Laboratories......................                       189,550
Allergan, Inc............................      (63,793)              --
American Home Products Corp..............                       199,420
Cephalon, Inc. (b).......................                        49,130
Eli Lilly and Co.........................                        43,197
                                              --------        ---------
                                               (63,793)         481,297
                                              --------        ---------
HEALTH: NON-DRUGS -- 7.19%
Baxter International, Inc................                       179,660
Johnson & Johnson........................                       168,435
United Health Group, Inc.................                       148,617
                                                              ---------
                                                                496,712
                                                              ---------
LEISURE & TOURISM -- 0.48%
Walt Disney Co...........................                        33,152
                                                              ---------
METALS-NON-FERROUS -- 3.85%
Illinois Tool Works, Inc.................                        98,194
Masco Corp...............................                       167,825
                                                              ---------
                                                                266,019
                                                              ---------
RETAIL/APPAREL -- 5.01%
Kroger Co. (b)...........................                       188,874
Newell Rubbermaid, Inc...................                       126,822
Target Corp..............................      (30,788)              --
                                              --------        ---------
                                               (30,788)         315,696
                                              --------        ---------
SERVICES/MISCELLANEOUS -- 6.77%
Computer Sciences Corp...................                       100,409
Ensco International, Inc.................                        41,002
First Data Corp..........................                        98,062
Household International, Inc.............                       141,953
Martin Marietta Materials, Inc...........                        37,280
McGraw -- Hill Companies, Inc............      (48,784)              --
                                              --------        ---------
                                               (48,784)         418,706
                                              --------        ---------
TECHNOLOGY -- 3.93%
Analog Devices, Inc. (b).................      (37,732)              --
Compaq Computer Corp.....................      (26,352)              --
Compuware Comp. (b)......................      (43,033)              --
Motorola, Inc............................                        28,538
United Technologies Corp.................                       135,723
                                              --------        ---------
                                              (107,117)         164,261
                                              --------        ---------

                                                                  SHARES                                MARKET VALUE
                                           ----------------------------------------------------    -----------------------
                                               US VALUE             US LARGE         PRO FORMA     US VALUE      US LARGE
                                                EQUITY             CAP EQUITY         COMBINED      EQUITY      CAP EQUITY
                                           -----------------    -----------------    ----------    ---------    ----------
TELECOMMUNICATIONS EQUIPMENT -- 0.38%
CommScope, Inc. (b)......................              1,250                            1,250        26,588
                                                                                                   ---------
TELECOMMUNICATIONS -- SERVICES -- 5.78%
AT&T Corp................................              2,150                            2,150        39,001
AT&T Wireless Group (b)..................                321                              321         4,613
Motorola, Inc............................                                   1,050       1,050                      15,771
Nextel Communications, Inc. (b)..........              3,700                6,100       9,800        40,552        66,856
SBC Communications, Inc..................              2,050                1,700       3,750        80,298        66,589
Sprint Corp..............................              1,900                            1,900        38,152
Verizon Communications, Inc..............              1,000                            1,000        47,460
                                                                                                   ---------    ---------
                                                                                                    250,076       149,216
                                                                                                   ---------    ---------
TRANSPORTATION -- 3.21%
Burlington Northern Santa Fe Corp........              2,100                3,000       5,100        59,913        85,590
FedEx Corp (b)...........................                                     250          --                      12,970
Norfolk Southern Corp....................              3,450                            3,450        63,239
                                                                                                   ---------    ---------
                                                                                                    123,152        98,560
                                                                                                   ---------    ---------
UTILITIES -- 4.96%
CMS Energy Corp..........................              2,050                            2,050        49,262
Entergy Corp.............................                                     900          --                      35,199
Exelon Corp..............................                800                              800        38,304
FPL Group, Inc...........................                900                1,050       1,950        50,760        59,220
Progress Energy, Inc.....................              2,450                            2,450       138,326
                                                                                                   ---------    ---------
                                                                                                    248,649        94,419
                                                                                                   ---------    ---------
Total U.S. Equities......................   (Cost $3,628,130)     (Cost $2,891,79)                 3,618,266    2,964,051
                                                                                                   ---------    ---------

SHORT-TERM INVESTMENTS -- 5.70%
INVESTMENT COMPANIES -- 4.76%
JPMorgan U.S. Government Money Market
  Fund...................................            214,179              114,810     328,989       214,179       114,810
                                                                                                   ---------    ---------
                                              (Cost $214,179)      (Cost $114,810)

                                                                   FACE AMOUNT
                                                                -----------------
US GOVERNMENT OBLIGATIONS -- 0.94%
US Treasury Bill, due 02/07/02...........                                  65,000      65,000                      64,891
                                                                                                                ---------
                                                                    (Cost $64,781)
Total Investments........................   (Cost $3,842,309)    (Cost $3,071,370)                 3,832,445    3,143,752
Liabilities, less cash and other
  assets -- (2.01%)......................                                                           (75,342)        9,425
                                                                                                   ---------    ---------
Net Assets -- 100%.......................                                                          3,757,103    3,153,177

                                                   MARKET VALUE
                                           -----------------------------
                                                              PRO FORMA
                                           ADJUSTMENTS(A)     COMBINED^
                                           --------------    -----------
TELECOMMUNICATIONS EQUIPMENT -- 0.38%
CommScope, Inc. (b)......................                        26,588
                                                              ---------
TELECOMMUNICATIONS -- SERVICES -- 5.78%
AT&T Corp................................                        39,001
AT&T Wireless Group (b)..................                         4,613
Motorola, Inc............................                        15,771
Nextel Communications, Inc. (b)..........                       107,408
SBC Communications, Inc..................                       146,887
Sprint Corp..............................                        38,152
Verizon Communications, Inc..............                        47,460
                                                              ---------
                                                                399,292
                                                              ---------
TRANSPORTATION -- 3.21%
Burlington Northern Santa Fe Corp........                       145,503
FedEx Corp (b)...........................      (12,970)              --
Norfolk Southern Corp....................                        63,239
                                              --------        ---------
                                               (12,970)         208,742
                                              --------        ---------
UTILITIES -- 4.96%
CMS Energy Corp..........................                        49,262
Entergy Corp.............................      (35,199)              --
Exelon Corp..............................                        38,304
FPL Group, Inc...........................                       109,980
Progress Energy, Inc.....................                       138,326
                                              --------        ---------
                                               (35,199)         307,869
                                              --------        ---------
Total U.S. Equities......................     (464,812)       6,117,505
                                              --------        ---------
SHORT-TERM INVESTMENTS -- 5.70%
INVESTMENT COMPANIES -- 4.76%
JPMorgan U.S. Government Money Market
  Fund...................................                       328,989
                                                              ---------

US GOVERNMENT OBLIGATIONS -- 0.94%
US Treasury Bill, due 02/07/02...........                        64,891
                                                              ---------

Total Investments........................     (464,812)       6,511,385
Liabilities, less cash and other
  assets -- (2.01%)......................      424,812          358,895
                                              --------        ---------
Net Assets -- 100%.......................      (40,000)       6,870,280

------------------------------

(a) Management anticipates having to dispose of security positions related to the reorganization.

(b) Non-income producing securities

PROFORMA STATEMENT OF ASSETS AND LIABILITIES       DECEMBER 31, 2001 (UNAUDITED)

                                             UBS US VALUE   UBS LARGE CAP
                                             EQUITY FUND     EQUITY FUND    ADJUSTMENT        COMBINED
                                             ------------   -------------   ----------       -----------
ASSETS
Investments in securities, at value
  (cost -- $3,842,309, $3,071,370 and
  $6,913,679, respectively)................   $3,832,445     $ 3,143,752    $(464,812)       $ 6,511,385
Cash.......................................           --           1,739           --              1,739
Receivable for investments sold............           --          15,956      464,812            480,768
Due from Advisor...........................       22,165          13,221           --             35,386
Dividends and interest receivable..........        4,831           9,325           --             14,156
Other assets...............................       20,099              --           --             20,099
                                              ----------     -----------    ---------        -----------
Total assets...............................    3,879,540       3,183,993                       7,063,533
                                              ----------     -----------    ---------        -----------
LIABILITIES
Payable for investments purchased..........       82,902          22,567           --            105,469
Investment Advisory Fees...................        1,917              --           --              1,917
Accrued expenses and other liabilities.....       37,618           8,249       40,000             85,867
                                              ----------     -----------    ---------        -----------
Total liabilities..........................      122,437          30,816       40,000            193,253
                                              ----------     -----------    ---------        -----------
NET ASSETS.................................    3,757,103       3,153,177           --          6,870,280
Common Stock/Beneficial interest shares of
  $0.001 par value outstanding.............    3,759,320       9,311,525           --         13,070,845
Accumulated undistributed net investment
  income...................................       17,421          29,173      (40,000)             6,594
Accumulated net realized losses from
  investment transactions..................       (9,774)     (6,259,903)          --         (6,269,677)
Net unrealized appreciation (depreciation)
  of investments...........................       (9,864)         72,382           --             62,518
                                              ----------     -----------    ---------        -----------
Net assets applicable to shares
  outstanding..............................   $3,757,103     $ 3,153,177    $ (40,000)       $ 6,870,280
                                              ==========     ===========    =========        ===========
CLASS A:
Net assets.................................   $  561,517     $   280,293       (3,556)       $   838,254
                                              ----------     -----------                     -----------
Shares outstanding.........................       56,300          34,817       (7,060)(a)    $    84,057
                                              ----------     -----------                     -----------
Net asset value and offering price per
  share....................................   $     9.97     $      8.05                     $      9.97
                                              ==========     ===========                     ===========
CLASS B:
Net assets.................................   $  177,431     $   143,218       (1,816)       $   318,833
                                              ----------     -----------                     -----------
Shares outstanding.........................       17,819          17,799       (3,598)(a)    $    32,020
                                              ----------     -----------                     -----------
Net asset value and offering price per
  share....................................   $     9.96     $      8.05                     $      9.96
                                              ==========     ===========                     ===========
CLASS C:
Net assets.................................   $   25,725     $        --                     $    25,725
                                              ----------     -----------                     -----------
Shares outstanding.........................        2,580              --                     $     2,580
                                              ----------     -----------                     -----------
Net asset value and offering price per
  share....................................   $     9.97     $        --                     $      9.97
                                              ==========     ===========                     ===========
CLASS Y:
Net assets.................................   $2,992,430     $ 2,729,666      (34,628)       $ 5,687,468
                                              ----------     -----------                     -----------
Shares outstanding.........................      300,001         341,273      (71,088)(a)    $   570,186
                                              ----------     -----------                     -----------
Net asset and redemption value per share...   $     9.97     $      8.00                     $      9.97
                                              ==========     ===========                     ===========

--------------------------
(a) Acquisition by UBS US Value Equity Fund of UBS US Large Cap Equity Fund and issuance of UBS US Value Equity Fund shares in exchange for all of the outstanding shares of UBS US Large Cap Equity Fund.

See accompanying notes to proforma financial statements

PROFORMA STATEMENT OF OPERATIONS                   DECEMBER 31, 2001 (UNAUDITED)

                                               UBS US VALUE   UBS LARGE CAP
                                               EQUITY FUND     EQUITY FUND    ADJUSTMENT       COMBINED
                                               ------------   -------------   ----------       ---------
INVESTMENT INCOME:
  Interest...................................    $   369        $  18,818      $     --        $  19,187
  Dividend...................................     29,479           92,687            --          122,166
                                                 -------        ---------      --------        ---------
                                                  29,848          111,505            --          141,353
                                                 -------        ---------      --------        ---------
EXPENSES:
  Investment advisory and administration.....     10,352           44,179                         54,531
  Shareholder distribution and servicing
    fees.....................................        120            7,448                          7,568
  Transfer agency and service................      1,397            1,420                          2,817
  Trustees' fees.............................      1,650            2,588                          4,238
  Legal and audit............................      9,735           39,007        (9,075)(b)       39,667
  Reports and notices to shareholders........        825            7,319        (2,000)(b)        6,144
  Federal and state registration fees........     16,880           28,790        (5,000)(b)       40,670
  Custody and accounting.....................         37              665                            702
  Other expenses.............................      2,000           10,365                         12,365
                                                 -------        ---------      --------        ---------
                                                  42,996          141,781       (16,075)(b)      168,702
  Less: fee waivers and reimbursements from
    investment adviser.......................    (30,569)         (79,950)        8,033         (102,486)
                                                 -------        ---------      --------        ---------
  Net expenses...............................     12,427           61,831        (8,042)(c)       66,216
                                                 -------        ---------      --------        ---------
  Net investment income......................     17,421           49,674                         75,137
                                                 -------        ---------      --------        ---------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
  Net realized gains (losses) from investment
    transactions.............................     (9,774)         105,864            --           96,090
  Net change in unrealized appreciation
    (depreciation) of investments............     (9,864)        (405,379)           --         (415,243)
                                                 -------        ---------      --------        ---------
  Net realized and unrealized gains (losses)
    from investment activities...............    (19,638)        (299,515)           --         (319,153)
                                                 -------        ---------      --------        ---------
  Net increase (decrease) in net assets
    resulting from operations................    $(2,217)       $(249,841)     $     --        $(244,016)
                                                 =======        =========      ========        =========

--------------------------
(b) Certain pro forma basis expenses reflect actual expenses incurred by the individual Funds, adjusted to reflect estimated cost savings arising from the merger.

(c) Deferred and absorbed expenses by the Manager were adjusted to reflect the Advisor's commitment to voluntarily absorb fees in excess of .85% of the average net assets for the UBS Value Equity Fund.

See accompanying notes to proforma financial statements

NOTES TO PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--BASIS OF COMBINATION:

    At a meeting of the Board of Trustees of The UBS Funds (the "Trust") held on June 3, 2002, the Board of Trustees approved a Plan of Reorganization pursuant to which, subject to approval by the shareholders of UBS U.S. Large Cap Equity Fund ("Large Cap Fund"), the Large Cap Fund will transfer substantially all of its assets, subject to its liabilities, to the UBS U.S. Value Equity Fund (the "Fund"), in exchange for a number of shares of the Fund equal in value to the net assets of Large Cap Fund (the "Exchange"). Shares of the Fund then will be distributed to Large Cap Fund shareholders on a pro rata basis in liquidation of Large Cap Fund.

    The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma statement of investments and statement of assets and liabilities reflect the financial position of the Fund and Large Cap Fund at December 31, 2001. The unaudited pro forma statement of operations reflects the results of operations of the Fund for the period June 29, 2001 to December 31, 2001, and Large Cap Fund for the twelve months ended December 31, 2001. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the dates indicated above under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity (the Fund) and results of operations of the Fund for pre-combination periods will not be restated. The fiscal year ends for both Funds is June 30.

    The pro forma statements of investments, assets and liabilities and operations should be read in conjunction with the historical financial statements of the Funds included or incorporated by reference in the respective Statements of Additional Information. The pro forma combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 2001.

NOTE 2--PORTFOLIO VALUATION:

    Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

NOTE 3--SHARES OF BENEFICIAL INTEREST:

    The pro forma net asset value per share assumes 312,143 additional shares of beneficial interest of the Fund were issued in connection with the proposed acquisition by the Large Cap Fund as of December 31, 2001. The pro forma number of shares that would be issuable was calculated by dividing the net assets of Large Cap Fund at December 31, 2001 by the net asset value per share per class of the Fund at December 31, 2001. The pro forma combined number of Class A, Class B and Class Y shares outstanding of 84,057, 32,020 and 570,186, respectively, consists of 27,757, 14,201 and 270,185 shares, respectively, issuable to Large Cap Fund as a result of the merger, and 56,300, 17,819 and 300,001 shares, respectively, of the Fund outstanding at December 31, 2001.

NOTE 4--PRO FORMA OPERATING EXPENSES:

    The accompanying pro forma financial statements reflect changes in fund expenses as if the merger had taken place on December 31, 2001. Although it is anticipated that there will be an elimination of certain duplicative expenses as a result of the Exchange, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5--MERGER COSTS:

    Merger costs are estimated at approximately $40,000 and are not included in the pro forma statement of operations since these costs are not recurring. These costs represent the estimated expenses of the Funds carrying out their obligations under the Exchange and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the Exchange.

NOTE 6--FEDERAL INCOME TAXES:

    Each fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). After the Exchange, the Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

    The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined entity.

                                [To be Inserted]

    [The Statement of Additional Information of the Value Fund and Large Cap Fund dated November 5, 2001 (as revised April 8, 2002) as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

                                [To be Inserted]

    [The Semi-Annual Report of the Value Fund and the Large Cap Fund for the fiscal period ended December 31, 2001 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

                                [To be Inserted]

    [The Annual Report of the Large Cap Fund for the fiscal year ended June 30, 2001 as previously filed via EDGAR is incorporated herein by reference and will be mailed to any shareholder who requests this SAI.]

                                       17